UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
June 30, 2015

Franklin Fund Allocator Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Semiannual Report
Economic and Market Overview	3
Franklin Conservative Allocation
Fund	4
Franklin Moderate Allocation Fund	11
Franklin Growth Allocation Fund	18
Financial Highlights and
Statements of Investments	25
Financial Statements	46
Notes to Financial Statements	51
Shareholder Information	62

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Semiannual Report

Economic and Market Overview

The global economy expanded moderately during the six months under review despite slowing growth in some countries. As measured by the MSCI World Index, stocks in global developed markets advanced overall during the six-month period amid a generally accommodative monetary policy environment and signs of economic improvement in Europe and Japan. Oil prices rebounded from earlier lows as demand picked up despite rising inventories and strong global supply, while gold prices declined marginally during the period under review.

U.S. economic growth was mixed during the six months under review. In 2015’s first quarter, U.S. dollar strength, low energy prices, and a labor dispute at West Coast ports led exports to decline. In the second quarter, business capital spending rebounded and manufacturing and non-manufacturing activities increased, contributing to strong job gains. During the six-month period, the U.S. Federal Reserve Board (Fed) kept its target interest rate at 0%–0.25% while considering when an increase would be appropriate, based on labor market and inflation data.

Outside the U.S., the U.K. economy slowed in 2015’s first quarter as the mining and agriculture sectors contracted. In the eurozone, economic growth improved somewhat during the six-month period. The region avoided deflation as the annual inflation rate rose in May. The European Central Bank (ECB) maintained its benchmark interest rates during the period and also expanded its asset purchases to boost inflation and the economy. The region generally benefited from a weaker euro that helped exports, the ECB’s accommodative policy and an improved 2015 eurozone growth forecast, which helped limit fears about Greece’s debt situation.

The Japanese economy continued to grow in 2015’s first quarter after exiting recession in the previous quarter, driven by an increase in private demand as business investment and private consumption rose. The Bank of Japan maintained its monetary policy during the review period but lowered its economic growth and inflation forecasts at its April meeting.

In emerging markets, economic growth generally moderated. Greece’s credit default due to the lack of progress in negotiations weighed on emerging market stocks toward period-end. China’s government implemented market-friendly policies to support new economic drivers that could help steer the economy toward more sustainable growth. Lower interest rates there fueled massive stock market speculation and a 60% price gain up to mid-June 2015 for the domestic A-share market.1 Concerned the market was overheated, the People’s Bank of China reduced liquidity, which led to a market panic in the last two weeks of June, exacerbated by certain government intervention measures. Central bank actions varied across emerging markets, as some banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth. In the recent global environment, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the six-month period.

The foregoing information reflects our analysis and opinions as of June 30, 2015. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: MSCI.
See www.franklintempletondatasources.com for additional data provider information.

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Franklin Conservative Allocation Fund

This semiannual report for Franklin Conservative Allocation Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with a lower level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +1.39% cumulative total return for the six months under review. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500®), a broad measure of U.S. stock performance, returned +1.23%.2 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.2 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 30.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Templeton Global Total Return Fund – Class R6	19.7%
Franklin Low Duration Total Return Fund – Class R6	12.6%
Franklin Growth Fund – Class R6	9.7%
Franklin U.S. Government Securities Fund – Class R6	7.5%
Franklin Rising Dividends Fund – Class R6	6.3%
Franklin Strategic Income Fund – Class R6	5.8%
Franklin DynaTech Fund – Class R6	4.3%
Franklin Mutual European Fund – Class R6	3.4%
Franklin K2 Alternative Strategies Fund – Class R6	3.1%
Franklin Emerging Market Debt Opportunities Fund	3.1%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 52.1% of total net assets to fixed income, 42.2% to equity and 3.9% to alternative strategies. Domestic fixed income exposure was 56.4% of the total fixed income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6, representing 19.7% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 67.3% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 9.7% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, outperformed the MSCI ACWI.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FTCIX)	$14.36	$14.53	-$	0.17
C (FTCCX)	$14.09	$14.27	-$	0.18
R (FTCRX)	$14.31	$14.48	-$	0.17
R6 (N/A)	$14.35	$14.52	-$	0.17
Advisor (FTCZX)	$14.35	$14.52	-$	0.17

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0906	$0.0159		$0.2693	$0.3758
C	$0.0419	$0.0159		$0.2693	$0.3271
R	$0.0731	$0.0159		$0.2693	$0.3583
R6	$0.1136	$0.0159		$0.2693	$0.3988
Advisor	$0.1071	$0.0159		$0.2693	$0.3923

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FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.27%
6-Month	+1.39%	-4.46%	$9,554
1-Year	+1.03%	-4.77%	$9,523
5-Year	+37.05%	+5.25%	$12,915
10-Year	+71.80%	+4.94%	$16,189
C				2.02%
6-Month	+1.01%	+0.02%	$10,002
1-Year	+0.25%	-0.71%	$9,929
5-Year	+32.04%	+5.72%	$13,204
10-Year	+59.41%	+4.77%	$15,941
R				1.52%
6-Month	+1.28%	+1.28%	$10,128
1-Year	+0.78%	+0.78%	$10,078
5-Year	+35.42%	+6.25%	$13,542
10-Year	+67.70%	+5.31%	$16,770
R6				0.92%
6-Month	+1.55%	+1.55%	$10,155
1-Year	+1.36%	+1.36%	$10,136
Since Inception (5/1/13)	+11.78%	+5.28%	$11,178
Advisor[6]				1.02%
6-Month	+1.51%	+1.51%	$10,151
1-Year	+1.27%	+1.27%	$10,127
5-Year	+38.77%	+6.77%	$13,877
10-Year	+75.88%	+5.81%	$17,588

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+69.55% and +5.67%.

8 | Semiannual Report

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,013.90	$3.15	$6.29
Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.16	$6.31
C
Actual	$1,000	$1,010.10	$6.88	$10.02
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$6.90	$10.04
R
Actual	$1,000	$1,012.80	$4.39	$7.54
Hypothetical (5% return before expenses)	$1,000	$1,020.43	$4.41	$7.55
R6
Actual	$1,000	$1,015.50	$1.40	$4.55
Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	$4.56
Advisor
Actual	$1,000	$1,015.10	$1.90	$5.05
Hypothetical (5% return before expenses)	$1,000	$1,022.91	$1.91	$5.06

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.63%; C: 1.38%; R: 0.88%; R6: 0.28%; and Advisor: 0.38%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.26%; C: 2.01%; R: 1.51%; R6: 0.91%; and Advisor: 1.01%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Moderate Allocation Fund

This semiannual report for Franklin Moderate Allocation Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As of January 1, 2015, the Fund increased the target allocation to equity funds by 5% (from 55% to 60%) and correspondingly reduced the target allocation to fixed income funds (from 45% to 40%). The Fund’s investment goal remained the same.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal conditions.

Performance Overview

The Fund’s Class A shares delivered a +1.85% cumulative total return for the six months under review. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500 Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.2 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.2 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 37.

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FRANKLIN MODERATE ALLOCATION FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	14.6%
Templeton Global Total Return Fund – Class R6	11.4%
Franklin Rising Dividends Fund – Class R6	9.2%
Franklin Low Duration Total Return Fund – Class R6	7.7%
Franklin DynaTech Fund – Class R6	5.9%
Franklin Mutual European Fund – Class R6	5.1%
Templeton Foreign Fund – Class R6	4.4%
Franklin U.S. Government Securities Fund – Class R6	4.4%
Franklin International Small Cap Growth Fund – Class R6	3.7%
Franklin Utilities Fund – Class R6	3.6%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 62.7% of total net assets to equity, 31.4% to fixed income, and 3.9% to alternative strategies. Domestic equity exposure was 67.0% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 14.6% of total net assets. On the fixed income side, domestic exposure was 57.6% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 11.4% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, outperformed the MSCI ACWI.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 and Franklin Low Duration Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12 | Semiannual Report

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FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FMTIX)	$15.54	$15.71	-$	0.17
C (FTMTX)	$15.12	$15.33	-$	0.21
R (FTMRX)	$15.48	$15.66	-$	0.18
R6 (N/A)	$15.56	$15.72	-$	0.16
Advisor (FMTZX)	$15.56	$15.72	-$	0.16

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0292	$0.0141		$0.4235	$0.4668
C	$0.0066	$0.0141		$0.4235	$0.4442
R	$0.0211	$0.0141		$0.4235	$0.4587
R6	$0.0405	$0.0141		$0.4235	$0.4781
Advisor	$0.0368	$0.0141		$0.4235	$0.4744

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Semiannual Report | 13

FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.29%
6-Month	+1.85%	-4.01%	$9,599
1-Year	+1.73%	-4.13%	$9,587
5-Year	+48.22%	+6.92%	$13,975
10-Year	+85.45%	+5.74%	$17,479
C				2.04%
6-Month	+1.49%	+0.51%	$10,051
1-Year	+1.05%	+0.09%	$10,009
5-Year	+42.89%	+7.40%	$14,289
10-Year	+72.09%	+5.58%	$17,209
R				1.54%
6-Month	+1.75%	+1.75%	$10,175
1-Year	+1.56%	+1.56%	$10,156
5-Year	+46.50%	+7.94%	$14,650
10-Year	+80.87%	+6.10%	$18,087
R6				0.91%
6-Month	+1.99%	+1.99%	$10,199
1-Year	+2.13%	+2.13%	$10,213
Since Inception (5/1/13)	+16.12%	+7.15%	$11,612
Advisor[6]				1.04%
6-Month	+1.96%	+1.96%	$10,196
1-Year	+2.04%	+2.04%	$10,204
5-Year	+50.13%	+8.47%	$15,013
10-Year	+90.04%	+6.63%	$19,004

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

14 | Semiannual Report

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FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 10%) combined into the fixed income allocations; such a change can impact performance. As of 1/1/15, the Fund increased the target allocation to equity funds by 5%
(from 55% to 60%) and correspondingly reduced the target allocation to fixed income funds (from 45% to 40%). The Fund’s investment goal remained the same.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+80.73% and +6.37%.

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Semiannual Report | 15

FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

16 | Semiannual Report

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FRANKLIN MODERATE ALLOCATION FUND

YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,018.50	$3.20	$6.46
Hypothetical (5% return before expenses)	$1,000	$1,021.62	$3.21	$6.46
C
Actual	$1,000	$1,014.90	$6.94	$10.19
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$6.95	$10.19
R
Actual	$1,000	$1,017.50	$4.45	$7.70
Hypothetical (5% return before expenses)	$1,000	$1,020.38	$4.46	$7.70
R6
Actual	$1,000	$1,019.90	$1.40	$4.66
Hypothetical (5% return before expenses)	$1,000	$1,023.41	$1.40	$4.66
Advisor
Actual	$1,000	$1,019.60	$1.95	$5.21
Hypothetical (5% return before expenses)	$1,000	$1,022.86	$1.96	$5.21

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.64%; C: 1.39%; R: 0.89%; R6: 0.28%; and Advisor: 0.39%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.29%; C: 2.04%; R: 1.54%; R6: 0.93%; and Advisor: 1.04%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Semiannual Report | 17

Franklin Growth Allocation Fund

This semiannual report for Franklin Growth Allocation Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with a higher level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +2.46% cumulative total return for the six months under review. In comparison, the Fund’s new equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, returned +2.97%, while its old equity benchmark, the Standard & Poor’s 500

Index (S&P 500), a broad measure of U.S. stock performance, returned +1.23%.2 Another previous equity benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global stock performance for developed markets excluding the U.S. and Canada, posted a +5.88% total return.2 The Fund’s new fixed income benchmark, the Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a -2.90% total return, while its old fixed income benchmark, the Barclays U.S. Aggregate Bond Index, which tracks U.S. investment-grade bonds, had a -0.10% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 44.

18 | Semiannual Report franklintempleton.com

FRANKLIN GROWTH ALLOCATION FUND

Top 10 Fund Holdings
6/30/15
% of Total
Net Assets
Franklin Growth Fund – Class R6	18.4%
Franklin Rising Dividends Fund – Class R6	12.1%
Franklin DynaTech Fund – Class R6	8.1%
Franklin Mutual European Fund – Class R6	6.7%
Templeton Foreign Fund – Class R6	6.0%
Franklin International Small Cap Growth Fund – Class R6	5.3%
Franklin Utilities Fund – Class R6	4.5%
Templeton Global Total Return Fund – Class R6	4.2%
Franklin Growth Opportunities Fund – Class R6	4.0%
Franklin K2 Alternative Strategies Fund – Class R6	3.1%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 83.0% of total net assets to equity, 11.5% to fixed income and 3.9% to alternative strategies. Domestic equity exposure was 65.5% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2015, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 18.4% of total net assets. On the fixed income side, domestic exposure was 57.4% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Templeton Global Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.2% of total net assets.

During the six-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, and our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, outperformed the MSCI ACWI.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, Templeton Global Total Return Fund – Class R6 outperformed the Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report | 19

FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/31/15	12/31/14		Change
A (FGTIX)	$18.39	$18.57	-$	0.18
C (FTGTX)	$17.89	$18.15	-$	0.26
R (FGTRX)	$18.14	$18.34	-$	0.20
R6 (N/A)	$18.47	$18.61	-$	0.14
Advisor (FGTZX)	$18.47	$18.62	-$	0.15

Distributions[1] (1/1/15–6/30/15)
	Dividend	Short-Term		Long-Term
Share Class	Income	Capital Gain		Capital Gain	Total
A	$0.0030	$0.0160		$0.6276	$0.6466
C	$0.0030	$0.0160		$0.6276	$0.6466
R	$0.0030	$0.0160		$0.6276	$0.6466
R6	$0.0030	$0.0160		$0.6276	$0.6466
Advisor	$0.0030	$0.0160		$0.6276	$0.6466

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FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual Operating Expenses[6]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	(with waiver)	(without waiver)
A				1.29%	1.34%
6-Month	+2.46%	-3.42%	$9,658
1-Year	+2.70%	-3.22%	$9,678
5-Year	+65.36%	+9.29%	$15,589
10-Year	+96.94%	+6.38%	$18,567
C				2.04%	2.09%
6-Month	+2.08%	+1.09%	$10,109
1-Year	+1.93%	+0.97%	$10,097
5-Year	+59.25%	+9.75%	$15,925
10-Year	+82.82%	+6.22%	$18,282
R				1.54%	1.59%
6-Month	+2.32%	+2.32%	$10,232
1-Year	+2.45%	+2.45%	$10,245
5-Year	+63.40%	+10.32%	$16,340
10-Year	+92.22%	+6.75%	$19,222
R6				0.89%	0.94%
6-Month	+2.61%	+2.61%	$10,261
1-Year	+3.08%	+3.08%	$10,308
Since Inception (5/1/13)	+23.14%	+10.09%	$12,314
Advisor[7]				1.04%	1.09%
6-Month	+2.56%	+2.56%	$10,256
1-Year	+2.93%	+2.93%	$10,293
5-Year	+67.54%	+10.87%	$16,754
10-Year	+101.82%	+7.27%	$20,182

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report | 21

FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 4/30/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 5%) combined into the fixed income allocations; such a change can impact performance.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were
+87.49% and +6.78%.

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FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report | 23

FRANKLIN GROWTH ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period* During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,024.60	$3.21	$6.58
Hypothetical (5% return before expenses)	$1,000	$1,021.62	$3.21	$6.56
C
Actual	$1,000	$1,020.80	$6.96	$10.32
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$6.95	$10.29
R
Actual	$1,000	$1,023.20	$4.46	$7.83
Hypothetical (5% return before expenses)	$1,000	$1,020.38	$4.46	$7.80
R6
Actual	$1,000	$1,026.10	$1.26	$4.62
Hypothetical (5% return before expenses)	$1,000	$1,023.55	$1.25	$4.61
Advisor
Actual	$1,000	$1,025.60	$1.96	$5.32
Hypothetical (5% return before expenses)	$1,000	$1,022.86	$1.96	$5.31

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the fund investments, net of expense waivers, annualized for each class (A: 0.64%; C: 1.39%; R: 0.89%; R6: 0.25%; and Advisor: 0.39%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the fund investments, net of expense waivers, annualized for each class (A: 1.31%; C: 2.06%; R: 1.56%; R6: 0.92%; and Advisor: 1.06%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Conservative Allocation Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.53	$14.65	$14.06	$13.33	$13.74	$12.72
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.40	0.31	0.27	0.30	0.29
Net realized and unrealized gains (losses)	0.12	0.09	1.12	0.79	(0.40)	0.97
Total from investment operations	0.21	0.49	1.43	1.06	(0.10)	1.26
Less distributions from:
Net investment income	(0.09)	(0.42)	(0.32)	(0.30)	(0.31)	(0.24)
Net realized gains	(0.29)	(0.19)	(0.52)	(0.03)	—	—
Total distributions	(0.38)	(0.61)	(0.84)	(0.33)	(0.31)	(0.24)
Net asset value, end of period	$14.36	$14.53	$14.65	$14.06	$13.33	$13.74

Total return[d]	1.39%	3.35%	10.39%	7.99%	(0.71)%	10.00%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.63%	0.63%	0.60%	0.53%	0.52%	0.52%
Expenses net of waiver and payments by
affiliates[f]	0.63%[g]	0.63%[g]	0.59%	0.50%	0.50%	0.50%
Net investment income[c]	1.29%	2.67%	2.11%	1.98%	2.17%	2.25%

Supplemental data
Net assets, end of period (000’s)	$935,234	$910,523	$871,541	$794,429	$725,675	$612,828
Portfolio turnover rate	2.93%	16.67%	57.59%	25.82%	18.67%	10.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 25

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.27	$14.40	$13.83	$13.13	$13.53	$12.54
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.28	0.20	0.17	0.19	0.19
Net realized and unrealized gains (losses)	0.11	0.09	1.11	0.76	(0.38)	0.95
Total from investment operations	0.15	0.37	1.31	0.93	(0.19)	1.14
Less distributions from:
Net investment income	(0.04)	(0.31)	(0.22)	(0.20)	(0.21)	(0.15)
Net realized gains	(0.29)	(0.19)	(0.52)	(0.03)	—	—
Total distributions	(0.33)	(0.50)	(0.74)	(0.23)	(0.21)	(0.15)
Net asset value, end of period	$14.09	$14.27	$14.40	$13.83	$13.13	$13.53

Total return[d]	1.01%	2.58%	9.61%	7.09%	(1.38)%	9.12%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.38%	1.38%	1.35%	1.28%	1.27%	1.27%
Expenses net of waiver and payments by
affiliates[f]	1.38%[g]	1.38%[g]	1.34%	1.25%	1.25%	1.25%
Net investment income[c]	0.54%	1.92%	1.36%	1.23%	1.42%	1.50%

Supplemental data
Net assets, end of period (000’s)	$556,391	$549,222	$524,756	$452,211	$426,775	$366,892
Portfolio turnover rate	2.93%	16.67%	57.59%	25.82%	18.67%	10.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.48	$14.60	$14.01	$13.29	$13.70	$12.69
Income from investment operations[a]:
Net investment income[b,c]	0.08	0.35	0.26	0.24	0.27	0.27
Net realized and unrealized gains (losses)	0.11	0.10	1.14	0.78	(0.40)	0.95
Total from investment operations	0.19	0.45	1.40	1.02	(0.13)	1.22
Less distributions from:
Net investment income	(0.07)	(0.38)	(0.29)	(0.27)	(0.28)	(0.21)
Net realized gains	(0.29)	(0.19)	(0.52)	(0.03)	—	—
Total distributions	(0.36)	(0.57)	(0.81)	(0.30)	(0.28)	(0.21)
Net asset value, end of period	$14.31	$14.48	$14.60	$14.01	$13.29	$13.70

Total return[d]	1.28%	3.10%	10.14%	7.68%	(0.95)%	9.69%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.88%	0.88%	0.85%	0.78%	0.77%	0.77%
Expenses net of waiver and payments by
affiliates[f]	0.88%[g]	0.88%[g]	0.84%	0.75%	0.75%	0.75%
Net investment income[c]	1.04%	2.42%	1.86%	1.73%	1.92%	2.00%

Supplemental data
Net assets, end of period (000’s)	$154,618	$159,897	$166,927	$178,520	$149,761	$109,077
Portfolio turnover rate	2.93%	16.67%	57.59%	25.82%	18.67%	10.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 27

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.52	$14.63	$14.62
Income from investment operations[b]:
Net investment income[c,d]	0.12	0.33	0.54
Net realized and unrealized gains (losses)	0.11	0.22	0.32
Total from investment operations	0.23	0.55	0.86
Less distributions from:
Net investment income	(0.11)	(0.47)	(0.33)
Net realized gains	(0.29)	(0.19)	(0.52)
Total distributions	(0.40)	(0.66)	(0.85)
Net asset value, end of period	$14.35	$14.52	$14.63

Total return[e]	1.55%	3.79%	6.06%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.30%	0.28%	1.06%
Expenses net of waiver and payments by affiliates[g]	0.28%	0.28%[h]	0.28%
Net investment income[d]	1.63%	3.02%	2.44%

Supplemental data
Net assets, end of period (000’s)	$1,836	$1,654	$37
Portfolio turnover rate	2.93%	16.67%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the period ended June 30, 2015.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.52	$14.64	$14.05	$13.32	$13.73	$12.71
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.41	0.35	0.31	0.43	0.32
Net realized and unrealized gains (losses)	0.12	0.11	1.12	0.79	(0.49)	0.98
Total from investment operations	0.23	0.52	1.47	1.10	(0.06)	1.30
Less distributions from:
Net investment income	(0.11)	(0.45)	(0.36)	(0.34)	(0.35)	(0.28)
Net realized gains	(0.29)	(0.19)	(0.52)	(0.03)	—	—
Total distributions	(0.40)	(0.64)	(0.88)	(0.37)	(0.35)	(0.28)
Net asset value, end of period	$14.35	$14.52	$14.64	$14.05	$13.32	$13.73

Total return[d]	1.51%	3.61%	10.67%	8.27%	(0.47)%	10.27%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.38%	0.38%	0.35%	0.28%	0.27%	0.27%
Expenses net of waiver and payments by
affiliates[f]	0.38%[g]	0.38%[g]	0.34%	0.25%	0.25%	0.25%
Net investment income[c]	1.54%	2.92%	2.36%	2.23%	2.42%	2.50%

Supplemental data
Net assets, end of period (000’s)	$87,850	$90,263	$105,657	$85,662	$80,690	$14,391
Portfolio turnover rate	2.93%	16.67%	57.59%	25.82%	18.67%	10.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.63% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin Conservative Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.2%
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,833,646	$53,363,448
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,876,164	13,602,191
		66,965,639
Domestic Equity 28.4%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	67,401	13,858,299
[a,b]Franklin DynaTech Fund, Class R6	1,462,390	74,055,434
[a]Franklin Growth Fund, Class R6	2,181,621	168,552,071
[a,b]Franklin Growth Opportunities Fund, Class R6	900,613	32,061,816
[a]Franklin Real Estate Securities Fund, Class R6	875,496	17,965,181
[a]Franklin Rising Dividends Fund, Class R6	2,118,860	109,396,740
[a,b]Franklin Small Cap Growth Fund, Class R6	559,632	11,836,219
[a]Franklin Utilities Fund, Class R6	2,354,812	37,535,709
iShares Core S&P 500 ETF	83,508	17,304,528
iShares S&P 500 Value ETF	116,500	10,742,465
		493,308,462
Domestic Fixed Income 29.4%
[a]Franklin Low Duration Total Return Fund, Class R6	21,763,639	218,071,659
[a]Franklin Short Duration U.S. Government ETF	123,969	12,269,435
[a]Franklin Strategic Income Fund, Class R6	10,161,132	99,985,543
[a]Franklin U.S. Government Securities Fund, Class R6	20,174,696	129,925,039
iShares Intermediate Credit Bond ETF	465,765	50,703,178
		510,954,854
Foreign Equity 13.8%
[a]Franklin International Growth Fund, Class R6	1,457,524	16,455,442
[a]Franklin International Small Cap Growth Fund, Class R6	2,165,643	42,403,283
[a]Franklin Mutual European Fund, Class R6	2,678,717	59,199,638
iShares Global Infrastructure ETF	290,739	11,812,726
iShares MSCI All Country Asia ex Japan ETF	168,291	10,602,333
[a]Templeton China World Fund, Class R6	391,311	12,932,829
[a]Templeton Foreign Fund, Class R6	7,117,546	51,317,507
[a]Templeton Frontier Markets Fund, Class R6	1,335,092	18,637,880
WisdomTree Japan Hedged Equity Fund ETF (Japan)	265,670	15,196,324
		238,557,962
Foreign Fixed Income 22.7%
[a]Franklin Emerging Market Debt Opportunities Fund	4,893,839	53,000,274
[a]Templeton Global Total Return Fund, Class R6	27,769,648	341,288,980
		394,289,254
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,539,324,389)		1,704,076,171

30 | Semiannual Report

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Conservative Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $34,744,902) 2.0%
Money Market Funds 2.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	34,744,902	$34,744,902
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,574,069,291) 100.2%		1,738,821,073
Other Assets, less Liabilities (0.2)%		(2,893,319)
Net Assets 100.0%		$1,735,927,754

See Abbreviations on page 61.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 31

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Moderate Allocation Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.71	$15.78	$14.59	$13.69	$14.21	$12.93
Income from investment operations[a]:
Net investment income[b,c]	0.06	0.34	0.27	0.29	0.30	0.32
Net realized and unrealized gains (losses)	0.24	0.32	1.78	0.97	(0.50)	1.22
Total from investment operations	0.30	0.66	2.05	1.26	(0.20)	1.54
Less distributions from:
Net investment income	(0.03)	(0.37)	(0.30)	(0.32)	(0.32)	(0.26)
Net realized gains	(0.44)	(0.36)	(0.56)	(0.04)	—	—
Total distributions	(0.47)	(0.73)	(0.86)	(0.36)	(0.32)	(0.26)
Net asset value, end of period	$15.54	$15.71	$15.78	$14.59	$13.69	$14.21

Total return[d]	1.85%	4.07%	14.35%	9.34%	(1.49)%	11.97%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.64%	0.65%	0.61%	0.53%	0.53%	0.53%
Expenses net of waiver and payments by
affiliates[f]	0.64%[g]	0.65%[g]	0.59%	0.50%	0.50%	0.50%
Net investment income[c]	0.75%	2.08%	1.74%	2.00%	2.15%	2.42%

Supplemental data
Net assets, end of period (000’s)	$1,667,764	$1,667,201	$1,636,122	$1,452,659	$1,322,230	$1,119,369
Portfolio turnover rate	6.75%	17.95%	46.14%	25.36%	19.76%	13.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.33	$15.42	$14.28	$13.40	$13.92	$12.68
Income from investment operations[a]:
Net investment income[b,c]	—[d]	0.21	0.15	0.17	0.19	0.22
Net realized and unrealized gains (losses)	0.24	0.31	1.74	0.97	(0.49)	1.18
Total from investment operations	0.24	0.52	1.89	1.14	(0.30)	1.40
Less distributions from:
Net investment income	(0.01)	(0.25)	(0.19)	(0.22)	(0.22)	(0.16)
Net realized gains	(0.44)	(0.36)	(0.56)	(0.04)	—	—
Total distributions	(0.45)	(0.61)	(0.75)	(0.26)	(0.22)	(0.16)
Net asset value, end of period	$15.12	$15.33	$15.42	$14.28	$13.40	$13.92

Total return[e]	1.49%	3.35%	13.41%	8.51%	(2.17)%	11.10%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.39%	1.40%	1.36%	1.28%	1.28%	1.28%
Expenses net of waiver and payments by
affiliates[g]	1.39%[h]	1.40%[h]	1.34%	1.25%	1.25%	1.25%
Net investment income[c]	— %[i]	1.33%	0.99%	1.25%	1.40%	1.67%

Supplemental data
Net assets, end of period (000’s)	$723,505	$716,712	$701,224	$605,490	$554,603	$460,531
Portfolio turnover rate	6.75%	17.95%	46.14%	25.36%	19.76%	13.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.
iRounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 33

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.66	$15.73	$14.55	$13.64	$14.17	$12.89
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.28	0.22	0.25	0.27	0.30
Net realized and unrealized gains (losses)	0.24	0.34	1.78	0.99	(0.51)	1.21
Total from investment operations	0.28	0.62	2.00	1.24	(0.24)	1.51
Less distributions from:
Net investment income	(0.02)	(0.33)	(0.26)	(0.29)	(0.29)	(0.23)
Net realized gains	(0.44)	(0.36)	(0.56)	(0.04)	—	—
Total distributions	(0.46)	(0.69)	(0.82)	(0.33)	(0.29)	(0.23)
Net asset value, end of period	$15.48	$15.66	$15.73	$14.55	$13.64	$14.17

Total return[d]	1.75%	3.89%	13.97%	9.11%	(1.73)%	11.75%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.89%	0.90%	0.86%	0.78%	0.78%	0.78%
Expenses net of waiver and payments by
affiliates[f]	0.89%[g]	0.90%[g]	0.84%	0.75%	0.75%	0.75%
Net investment income[c]	0.50%	1.83%	1.49%	1.75%	1.90%	2.17%

Supplemental data
Net assets, end of period (000’s)	$235,968	$263,864	$286,688	$274,881	$248,702	$198,936
Portfolio turnover rate	6.75%	17.95%	46.14%	25.36%	19.76%	13.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

34 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.72	$15.79	$15.33
Income from investment operations[b]:
Net investment income[c,d]	0.09	0.25	0.77
Net realized and unrealized gains (losses)	0.23	0.47	0.56
Total from investment operations	0.32	0.72	1.33
Less distributions from:
Net investment income	(0.04)	(0.43)	(0.31)
Net realized gains	(0.44)	(0.36)	(0.56)
Total distributions	(0.48)	(0.79)	(0.87)
Net asset value, end of period	$15.56	$15.72	$15.79

Total return[e]	1.99%	4.52%	8.93%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.28%	0.27%	0.44%
Expenses net of waiver and payments by affiliates[g]	0.28%[h]	0.27%[h]	0.26%
Net investment income[d]	1.11%	2.46%	2.07%

Supplemental data
Net assets, end of period (000’s)	$4,595	$4,205	$253
Portfolio turnover rate	6.75%	17.95%	46.14%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 35

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.72	$15.79	$14.60	$13.69	$14.22	$12.93
Income from investment operations[a]:
Net investment income[b,c]	0.08	0.33	0.32	0.36	0.37	0.36
Net realized and unrealized gains (losses)	0.24	0.37	1.76	0.95	(0.55)	1.22
Total from investment operations	0.32	0.70	2.08	1.31	(0.18)	1.58
Less distributions from:
Net investment income	(0.04)	(0.41)	(0.33)	(0.36)	(0.35)	(0.29)
Net realized gains	(0.44)	(0.36)	(0.56)	(0.04)	—	—
Total distributions	(0.48)	(0.77)	(0.89)	(0.40)	(0.35)	(0.29)
Net asset value, end of period	$15.56	$15.72	$15.79	$14.60	$13.69	$14.22

Total return[d]	1.96%	4.39%	14.56%	9.61%	(1.24)%	12.31%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.39%	0.40%	0.36%	0.28%	0.28%	0.28%
Expenses net of waiver and payments by
affiliates[f]	0.39%[g]	0.40%[g]	0.34%	0.25%	0.25%	0.25%
Net investment income[c]	1.00%	2.33%	1.99%	2.25%	2.40%	2.67%

Supplemental data
Net assets, end of period (000’s)	$76,564	$87,612	$159,303	$123,176	$78,605	$39,641
Portfolio turnover rate	6.75%	17.95%	46.14%	25.36%	19.76%	13.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.65% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

36 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin Moderate Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.0%
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	7,610,849	$84,023,775
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	3,091,053	22,410,135
		106,433,910
Domestic Equity 42.0%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	163,832	33,685,593
[a,b]Franklin DynaTech Fund, Class R6	3,182,545	161,164,062
[a]Franklin Growth Fund, Class R6	5,100,990	394,102,478
[a,b]Franklin Growth Opportunities Fund, Class R6	2,174,410	77,408,994
[a]Franklin Real Estate Securities Fund, Class R6	2,196,401	45,070,156
[a]Franklin Rising Dividends Fund, Class R6	4,815,019	248,599,405
[a,b]Franklin Small Cap Growth Fund, Class R6	1,354,629	28,650,412
[a]Franklin Utilities Fund, Class R6	6,148,237	98,002,894
iShares Core S&P 500 ETF	133,574	27,679,204
iShares S&P 500 Value ETF	247,000	22,775,870
		1,137,139,068
Domestic Fixed Income 18.1%
[a]Franklin Low Duration Total Return Fund, Class R6	20,710,671	207,520,925
[a]Franklin Short Duration U.S. Government ETF	143,076	14,160,489
[a]Franklin Strategic Income Fund, Class R6	9,448,191	92,970,197
[a]Franklin U.S. Government Securities Fund, Class R6	18,333,894	118,070,279
iShares Intermediate Credit Bond ETF	522,707	56,901,884
		489,623,774
Foreign Equity 20.7%
[a]Franklin International Growth Fund, Class R6	3,665,067	41,378,605
[a]Franklin International Small Cap Growth Fund, Class R6	5,087,421	99,611,708
[a]Franklin Mutual European Fund, Class R6	6,208,303	137,203,501
iShares Global Infrastructure ETF	691,049	28,077,321
iShares MSCI All Country Asia ex Japan ETF	375,382	23,649,066
[a]Templeton China World Fund, Class R6	900,061	29,747,006
[a]Templeton Foreign Fund, Class R6	16,529,907	119,180,633
[a]Templeton Frontier Markets Fund, Class R6	3,475,474	48,517,622
WisdomTree Japan Hedged Equity Fund ETF (Japan)	605,475	34,633,170
		561,998,632
Foreign Fixed Income 13.3%
[a]Franklin Emerging Market Debt Opportunities Fund	4,558,482	49,368,360
[a]Templeton Global Total Return Fund, Class R6	25,222,781	309,987,974
		359,356,334
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,225,424,666)		2,654,551,718

franklintempleton.com

Semiannual Report | 37

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Moderate Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $62,680,122) 2.3%
Money Market Funds 2.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	62,680,122	$62,680,122
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,288,104,788) 100.3%		2,717,231,840
Other Assets, less Liabilities (0.3)%		(8,836,342)
Net Assets 100.0%		$2,708,395,498

See Abbreviations on page 61.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

38 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Growth Allocation Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.57	$18.40	$15.81	$14.53	$15.25	$13.51
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.24	0.19	0.21	0.22	0.27
Net realized and unrealized gains (losses)	0.44	0.67	3.09	1.32	(0.70)	1.66
Total from investment operations	0.46	0.91	3.28	1.53	(0.48)	1.93
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[d]	(0.29)	(0.25)	(0.25)	(0.24)	(0.19)
Net realized gains	(0.64)	(0.45)	(0.44)	—	—	—
Total distributions	(0.64)	(0.74)	(0.69)	(0.25)	(0.24)	(0.19)
Net asset value, end of period	$18.39	$18.57	$18.40	$15.81	$14.53	$15.25

Total return[e]	2.46%	4.95%	20.98%	10.52%	(3.15)%	14.31%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.67%	0.68%	0.65%	0.55%	0.54%	0.55%
Expenses net of waiver and payments by
affiliates[g]	0.64%	0.63%	0.59%	0.50%	0.50%	0.50%
Net investment income[c]	0.18%	1.25%	1.10%	1.34%	1.49%	1.93%

Supplemental data
Net assets, end of period (000’s)	$922,158	$887,856	$814,901	$655,585	$568,998	$498,511
Portfolio turnover rate	3.11%	17.55%	30.45%	31.36%	20.19%	17.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the period ended June 30, 2015.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 39

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.15	$18.00	$15.50	$14.25	$14.97	$13.28
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.05)	0.09	0.06	0.09	0.11	0.16
Net realized and unrealized gains (losses)	0.43	0.67	3.01	1.29	(0.69)	1.62
Total from investment operations	0.38	0.76	3.07	1.38	(0.58)	1.78
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[d]	(0.16)	(0.13)	(0.13)	(0.14)	(0.09)
Net realized gains	(0.64)	(0.45)	(0.44)	—	—	—
Total distributions	(0.64)	(0.61)	(0.57)	(0.13)	(0.14)	(0.09)
Net asset value, end of period	$17.89	$18.15	$18.00	$15.50	$14.25	$14.97

Total return[e]	2.08%	4.21%	20.04%	9.71%	(3.91)%	13.44%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.42%	1.43%	1.40%	1.30%	1.29%	1.30%
Expenses net of waiver and payments by
affiliates[g]	1.39%	1.38%	1.34%	1.25%	1.25%	1.25%
Net investment income (loss)[c]	(0.57)%	0.50%	0.35%	0.59%	0.74%	1.18%

Supplemental data
Net assets, end of period (000’s)	$348,236	$336,213	$309,869	$241,787	$218,071	$192,597
Portfolio turnover rate	3.11%	17.55%	30.45%	31.36%	20.19%	17.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the period ended June 30, 2015.

40 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.34	$18.18	$15.63	$14.37	$15.09	$13.38
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.01)	0.17	0.14	0.16	0.19	0.25
Net realized and unrealized gains (losses)	0.45	0.68	3.05	1.31	(0.70)	1.63
Total from investment operations	0.44	0.85	3.19	1.47	(0.51)	1.88
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[d]	(0.24)	(0.20)	(0.21)	(0.21)	(0.17)
Net realized gains	(0.64)	(0.45)	(0.44)	—	—	—
Total distributions	(0.64)	(0.69)	(0.64)	(0.21)	(0.21)	(0.17)
Net asset value, end of period	$18.14	$18.34	$18.18	$15.63	$14.37	$15.09

Total return[e]	2.32%	4.72%	20.67%	10.22%	(3.40)%	14.02%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.92%	0.93%	0.90%	0.80%	0.79%	0.80%
Expenses net of waiver and payments by
affiliates[g]	0.89%	0.88%	0.84%	0.75%	0.75%	0.75%
Net investment income (loss)[c]	(0.07)%	1.00%	0.85%	1.09%	1.24%	1.68%

Supplemental data
Net assets, end of period (000’s)	$167,752	$182,211	$192,361	$169,873	$147,126	$120,070
Portfolio turnover rate	3.11%	17.55%	30.45%	31.36%	20.19%	17.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the period ended June 30, 2015.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 41

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended	Year Ended
	June 30, 2015	December 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.61	$18.44	$16.88
Income from investment operations[b]:
Net investment income[c,d]	0.06	0.15	0.62
Net realized and unrealized gains (losses)	0.44	0.83	1.68
Total from investment operations	0.50	0.98	2.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds	—[e]	(0.36)	(0.30)
Net realized gains	(0.64)	(0.45)	(0.44)
Total distributions	(0.64)	(0.81)	(0.74)
Net asset value, end of period	$18.47	$18.61	$18.44

Total return[f]	2.61%	5.38%	13.88%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.30%	0.28%	0.95%
Expenses net of waiver and payments by affiliates[h]	0.25%	0.23%	0.22%
Net investment income[d]	0.57%	1.65%	1.47%

Supplemental data
Net assets, end of period (000’s)	$2,200	$1,755	$42
Portfolio turnover rate	3.11%	17.55%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the period ended June 30, 2015.

42 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.62	$18.45	$15.85	$14.56	$15.28	$13.53
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.27	0.24	0.25	0.32	0.30
Net realized and unrealized gains (losses)	0.45	0.68	3.09	1.32	(0.76)	1.68
Total from investment operations	0.49	0.95	3.33	1.57	(0.44)	1.98
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	—[d]	(0.33)	(0.29)	(0.28)	(0.28)	(0.23)
Net realized gains	(0.64)	(0.45)	(0.44)	—	—	—
Total distributions	(0.64)	(0.78)	(0.73)	(0.28)	(0.28)	(0.23)
Net asset value, end of period	$18.47	$18.62	$18.45	$15.85	$14.56	$15.28

Total return[e]	2.56%	5.23%	21.26%	10.84%	(2.90)%	14.61%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	0.42%	0.43%	0.40%	0.30%	0.29%	0.30%
Expenses net of waiver and payments by
affiliates[g]	0.39%	0.38%	0.34%	0.25%	0.25%	0.25%
Net investment income[c]	0.43%	1.50%	1.35%	1.59%	1.74%	2.18%

Supplemental data
Net assets, end of period (000’s)	$50,941	$52,520	$74,808	$55,810	$48,957	$23,313
Portfolio turnover rate	3.11%	17.55%	30.45%	31.36%	20.19%	17.28%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying
Funds and exchange traded funds was 0.67% for the period ended June 30, 2015.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 43

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)

Franklin Growth Allocation Fund
	Shares/Units	Value
Investments in Underlying Funds and Exchange Traded Funds 98.4%
Alternative Strategies 3.9%
[a]Franklin K2 Alternative Strategies Fund, Class R6	4,192,880	$46,289,391
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	1,700,201	12,326,458
		58,615,849
Domestic Equity 54.4%
[a,b]Franklin Biotechnology Discovery Fund, Class R6	114,089	23,457,768
[a,b]Franklin DynaTech Fund, Class R6	2,381,776	120,613,153
[a]Franklin Growth Fund, Class R6	3,545,912	273,957,179
[a,b]Franklin Growth Opportunities Fund, Class R6	1,695,447	60,357,906
[a]Franklin Real Estate Securities Fund, Class R6	1,649,918	33,856,326
[a]Franklin Rising Dividends Fund, Class R6	3,495,631	180,479,452
[a,b]Franklin Small Cap Growth Fund, Class R6	926,004	19,584,993
[a]Franklin Utilities Fund, Class R6	4,189,246	66,776,577
iShares Core S&P 500 ETF	71,557	14,828,041
iShares S&P 500 Value ETF	190,400	17,556,784
		811,468,179
Domestic Fixed Income 6.6%
[a]Franklin Low Duration Total Return Fund, Class R6	4,275,058	42,836,083
[a]Franklin Short Duration U.S. Government ETF	28,581	2,828,713
[a]Franklin Strategic Income Fund, Class R6	1,930,289	18,994,048
[a]Franklin U.S. Government Securities Fund, Class R6	3,520,990	22,675,178
iShares Intermediate Credit Bond ETF	107,295	11,680,134
		99,014,156
Foreign Equity 28.6%
[a]Franklin International Growth Fund, Class R6	2,577,042	29,094,806
[a]Franklin International Small Cap Growth Fund, Class R6	4,005,934	78,436,188
[a]Franklin Mutual European Fund, Class R6	4,512,129	99,718,042
iShares Global Infrastructure ETF	501,860	20,390,572
iShares MSCI All Country Asia ex Japan ETF	281,524	17,736,012
[a]Templeton China World Fund, Class R6	712,145	23,536,383
[a]Templeton Foreign Fund, Class R6	12,506,005	90,168,293
[a]Templeton Frontier Markets Fund, Class R6	2,951,132	41,197,801
WisdomTree Japan Hedged Equity Fund ETF (Japan)	451,450	25,822,940
		426,101,037
Foreign Fixed Income 4.9%
[a]Franklin Emerging Market Debt Opportunities Fund	903,263	9,782,336
[a]Templeton Global Total Return Fund, Class R6	5,139,348	63,162,591
		72,944,927
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,141,577,355)		1,468,144,148

44 | Semiannual Report

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Allocation Fund (continued)
	Shares/Units	Value
Short Term Investments (Cost $28,269,228) 1.9%
Money Market Funds 1.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	28,269,228	$28,269,228
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,169,846,583) 100.3%		1,496,413,376
Other Assets, less Liabilities (0.3)%		(5,127,214)
Net Assets 100.0%		$1,491,286,162

See Abbreviations on page 61.

aSee Note 3(f) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 45

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Cost - Underlying Funds (Note 3f)	$1,465,822,258	$2,115,600,864	$1,074,159,221
Cost - Exchange traded funds	108,247,033	172,503,924	95,687,362
Total cost of investments	$1,574,069,291	$2,288,104,788	$1,169,846,583
Value - Underlying Funds (Note 3f)	$1,622,459,519	$2,523,515,325	$1,388,398,893
Value - Exchange traded funds	116,361,554	193,716,515	108,014,483
Total value of investments	1,738,821,073	2,717,231,840	1,496,413,376
Receivables:
Investment securities sold	2,410,896	2,725,825	553,854
Capital shares sold	2,636,991	3,464,336	2,804,090
Dividends	76,180	161,369	115,949
Other assets	1,304	1,155	616
Total assets	1,743,946,444	2,723,584,525	1,499,887,885
Liabilities:
Payables:
Investment securities purchased	2,376,900	2,674,013	554,606
Capital shares redeemed	3,377,625	9,075,562	6,183,162
Asset Allocation fees	356,084	558,489	283,745
Distribution fees	1,468,131	2,148,353	1,132,123
Transfer agent fees	390,066	628,579	385,402
Accrued expenses and other liabilities	49,884	104,031	62,685
Total liabilities	8,018,690	15,189,027	8,601,723
Net assets, at value	$1,735,927,754	$2,708,395,498	$1,491,286,162
Net assets consist of:
Paid-in capital	$1,563,844,669	$2,269,735,432	$1,151,884,290
Undistributed net investment income (loss)	795,852	4,223,267	(123,832)
Net unrealized appreciation (depreciation)	164,751,782	429,127,052	326,566,793
Accumulated net realized gain (loss)	6,535,451	5,309,747	12,958,911
Net assets, at value	$1,735,927,754	$2,708,395,498	$1,491,286,162

46 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$935,233,638	$1,667,763,634	$922,158,257
Shares outstanding	65,114,599	107,286,610	50,152,720
Net asset value per share[a]	$14.36	$15.54	$18.39
Maximum offering price per share (net asset value per share ÷ 94.25%)	$15.24	$16.49	$19.51
Class C:
Net assets, at value	$556,390,593	$723,504,882	$348,235,813
Shares outstanding	39,476,776	47,853,745	19,468,656
Net asset value and maximum offering price per share[a]	$14.09	$15.12	$17.89
Class R:
Net assets, at value	$154,617,858	$235,967,508	$167,751,612
Shares outstanding	10,807,126	15,247,127	9,249,627
Net asset value and maximum offering price per share	$14.31	$15.48	$18.14
Class R6:
Net assets, at value	$1,836,146	$4,595,227	$2,199,644
Shares outstanding	127,945	295,238	119,075
Net asset value and maximum offering price per share	$14.35	$15.56	$18.47
Advisor Class:
Net assets, at value	$87,849,519	$76,564,247	$50,940,836
Shares outstanding	6,120,363	4,919,500	2,758,226
Net asset value and maximum offering price per share	$14.35	$15.56	$18.47

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 47

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2015 (unaudited)

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Underlying Funds (Note 3f)	$15,238,326	$16,933,787	$5,039,547
Exchange traded funds	1,223,154	2,029,955	1,019,827
Total investment income	16,461,480	18,963,742	6,059,374
Expenses:
Asset allocation fees (Note 3a)	2,153,108	3,425,984	1,864,514
Distribution fees: (Note 3c)
Class A	1,152,209	2,100,791	1,144,296
Class C	2,751,313	3,608,033	1,720,360
Class R	395,608	632,847	444,531
Transfer agent fees: (Note 3e)
Class A	484,239	994,186	674,915
Class C	289,959	427,243	254,103
Class R	83,130	149,744	131,115
Class R6	228	245	264
Advisor Class	46,916	47,864	38,623
Custodian fees (Note 4)	548	890	352
Reports to shareholders	51,369	105,393	66,540
Registration and filing fees	79,032	87,255	73,218
Professional fees	16,617	20,256	15,545
Trustees’ fees and expenses	6,172	10,126	5,204
Other	12,571	16,412	10,667
Total expenses	7,523,019	11,627,269	6,444,247
Expenses waived/paid by affiliates (Notes 3f and 3g)	(19,552)	(28,754)	(268,853)
Net expenses	7,503,467	11,598,515	6,175,394
Net investment income (loss)	8,958,013	7,365,227	(116,020)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Underlying Funds (Note 3f)	11,127,343	10,127,127	14,452,467
Exchange traded funds	41,245	84,607	9,855
Net realized gain (loss)	11,168,588	10,211,734	14,462,322
Net change in unrealized appreciation (depreciation) on investments	1,616,853	31,020,104	20,237,796
Net realized and unrealized gain (loss)	12,785,441	41,231,838	34,700,118
Net increase (decrease) in net assets resulting from operations	$21,743,454	$48,597,065	$34,584,098

48 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014	(unaudited)	December 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$8,958,013	$41,254,503	$7,365,227	$52,051,448
Net realized gain (loss)	11,168,588	41,874,751	10,211,734	105,419,626
Net change in unrealized appreciation
(depreciation) on investments	1,616,853	(31,156,451)	31,020,104	(49,648,092)
Net increase (decrease) in net assets
resulting from operations	21,743,454	51,972,803	48,597,065	107,822,982
Distributions to shareholders from:
Net investment income:
Class A	(5,738,651)	(25,413,629)	(3,068,386)	(38,129,297)
Class C	(1,609,053)	(11,597,319)	(307,309)	(11,485,730)
Class R	(779,927)	(4,141,289)	(338,102)	(5,440,637)
Class R6	(13,998)	(92,864)	(11,145)	(289,973)
Advisor Class	(642,402)	(2,859,868)	(174,782)	(2,392,681)
Net realized gains:
Class A	(18,203,722)	(11,696,465)	(45,876,709)	(36,890,069)
Class C	(11,025,602)	(7,240,053)	(20,385,120)	(16,239,360)
Class R	(3,022,006)	(2,164,890)	(6,519,769)	(6,067,607)
Class R6	(35,593)	(82,538)	(125,676)	(512,949)
Advisor Class	(1,705,761)	(1,273,888)	(2,094,385)	(2,391,120)
Total distributions to shareholders	(42,776,715)	(66,562,803)	(78,901,383)	(119,839,423)
Capital share transactions: (Note 2)
Class A	36,042,644	46,732,968	18,224,492	38,831,164
Class C	14,210,565	29,536,406	16,839,352	19,655,378
Class R	(3,571,650)	(5,759,784)	(25,840,654)	(21,890,340)
Class R6	205,401	1,518,695	441,505	3,122,327
Advisor Class	(1,484,836)	(14,796,952)	(10,559,626)	(71,697,229)
Total capital share transactions	45,402,124	57,231,333	(894,931)	(31,978,700)
Net increase (decrease) in net
assets	24,368,863	42,641,333	(31,199,249)	(43,995,141)
Net assets:
Beginning of period	1,711,558,891	1,668,917,558	2,739,594,747	2,783,589,888
End of period	$1,735,927,754	$1,711,558,891	$2,708,395,498	$2,739,594,747
Undistributed net investment income included
in net assets:
End of period	$795,852	$621,870	$4,223,267	$757,764

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 49

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth Allocation Fund
	Six Months Ended
	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(116,020)	$15,192,359
Net realized gain (loss)	14,462,322	65,813,844
Net change in unrealized appreciation (depreciation) on investments	20,237,796	(13,542,414)
Net increase (decrease) in net assets resulting from operations	34,584,098	67,463,789
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds:
Class A	(144,915)	(13,601,930)
Class C	(56,524)	(2,879,304)
Class R	(28,699)	(2,339,058)
Class R6	(333)	(39,682)
Advisor Class	(8,330)	(919,862)
Net realized gains:
Class A	(31,320,727)	(20,800,818)
Class C	(12,083,284)	(8,037,905)
Class R	(5,819,181)	(4,570,619)
Class R6	(74,028)	(401,855)
Advisor Class	(1,718,073)	(1,273,439)
Total distributions to shareholders	(51,254,094)	(54,864,472)
Capital share transactions: (Note 2)
Class A	43,938,139	65,731,634
Class C	17,221,322	23,942,365
Class R	(12,998,041)	(11,877,769)
Class R6	472,622	943,402
Advisor Class	(1,233,086)	(22,765,242)
Total capital share transactions	47,400,956	55,974,390
Net increase (decrease) in net assets	30,730,960	68,573,707
Net assets:
Beginning of period	1,460,555,202	1,391,981,495
End of period	$1,491,286,162	$1,460,555,202
Undistributed net investment income (loss) included in net assets:
End of period	$(123,832)	$230,989

50 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2015, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

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Semiannual Report | 51

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2015
Shares sold	7,676,430	$113,416,352	9,506,099	$152,578,030
Shares issued in reinvestment of distributions	1,611,618	23,396,801	3,045,099	47,978,542
Shares redeemed	(6,837,485)	(100,770,509)	(11,368,055)	(182,332,080)
Net increase (decrease)	2,450,563	$36,042,644	1,183,143	$18,224,492
Year ended December 31, 2014
Shares sold	15,046,528	$222,808,539	19,016,916	$303,942,553
Shares issued in reinvestment of distributions	2,451,981	36,036,838	4,609,341	73,314,303
Shares redeemed	(14,327,217)	(212,112,409)	(21,174,769)	(338,425,692)
Net increase (decrease)	3,171,292	$46,732,968	2,451,488	$38,831,164

Class C Shares:
Six Months ended June 30, 2015
Shares sold	3,812,395	$55,270,725	3,952,446	$61,819,276
Shares issued in reinvestment of distributions	845,946	12,043,860	1,302,921	19,953,186
Shares redeemed	(3,669,378)	(53,104,020)	(4,155,790)	(64,933,110)
Net increase (decrease)	988,963	$14,210,565	1,099,577	$16,839,352
Year ended December 31, 2014
Shares sold	7,714,900	$112,098,574	7,476,837	$116,581,397
Shares issued in reinvestment of distributions	1,234,859	17,819,734	1,711,464	26,546,906
Shares redeemed	(6,904,369)	(100,381,902)	(7,913,190)	(123,472,925)
Net increase (decrease)	2,045,390	$29,536,406	1,275,111	$19,655,378

2. Shares of Beneficial Interest

At June 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

52 | Semiannual Report franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin		Franklin
	Conservative Allocation Fund		Moderate Allocation Fund
	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2015
Shares sold	794,044	$11,643,217	875,108	$13,975,813
Shares issued in reinvestment of distributions	255,182	3,688,770	426,508	6,688,971
Shares redeemed	(1,287,716)	(18,903,637)	(2,907,640)	(46,505,438)
Net increase (decrease)	(238,490)	$(3,571,650)	(1,606,024)	$(25,840,654)
Year ended December 31, 2014
Shares sold	2,580,624	$38,099,760	2,707,148	$43,151,286
Shares issued in reinvestment of distributions	417,661	6,118,512	707,204	11,208,510
Shares redeemed	(3,388,627)	(49,978,056)	(4,786,277)	(76,250,136)
Net increase (decrease)	(390,342)	$(5,759,784)	(1,371,925)	$(21,890,340)

Class R6 Shares:
Six Months ended June 30, 2015
Shares sold	15,435	$227,246	25,986	$416,907
Shares issued in reinvestment of distributions	3,417	49,591	8,671	136,822
Shares redeemed	(4,843)	(71,436)	(7,016)	(112,224)
Net increase (decrease)	14,009	$205,401	27,641	$441,505
Year ended December 31, 2014
Shares sold[a]	648,287	$9,542,433	2,720,251	$43,024,597
Shares issued in reinvestment of distributions	11,847	175,294	50,054	802,806
Shares redeemed	(548,760)	(8,199,032)	(2,518,732)	(40,705,076)
Net increase (decrease)	111,374	$1,518,695	251,573	$3,122,327

Advisor Class Shares:
Six Months ended June 30, 2015
Shares sold	398,424	$5,874,709	627,567	$10,109,005
Shares issued in reinvestment of distributions	155,559	2,257,344	136,150	2,148,313
Shares redeemed	(650,379)	(9,616,889)	(1,417,642)	(22,816,944)
Net increase (decrease)	(96,396)	$(1,484,836)	(653,925)	$(10,559,626)
Year ended December 31, 2014
Shares sold	1,229,855	$18,227,617	1,859,022	$29,661,699
Shares issued in reinvestment of distributions	270,947	3,982,836	287,474	4,580,070
Shares redeemed[a]	(2,501,544)	(37,007,405)	(6,662,568)	(105,938,998)
Net increase (decrease)	(1,000,742)	$(14,796,952)	(4,516,072)	$(71,697,229)

	Franklin
	Growth Allocation Fund
	Shares	Amount

Class A Shares:
Six Months ended June 30, 2015
Shares sold	5,373,392	$102,609,258
Shares issued in reinvestment of distributions	1,655,819	30,933,468
Shares redeemed	(4,695,718)	(89,604,587)
Net increase (decrease)	2,333,493	$43,938,139
Year ended December 31, 2014
Shares sold	10,003,322	$186,802,241
Shares issued in reinvestment of distributions	1,798,598	33,718,676
Shares redeemed	(8,279,846)	(154,789,283)
Net increase (decrease)	3,522,074	$65,731,634

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Semiannual Report | 53

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin
	Growth Allocation Fund
	Shares	Amount

Class C Shares:
Six Months ended June 30, 2015
Shares sold	1,788,471	$33,290,816
Shares issued in reinvestment of distributions	648,656	11,787,294
Shares redeemed	(1,496,432)	(27,856,788)
Net increase (decrease)	940,695	$17,221,322
Year ended December 31, 2014
Shares sold	3,313,242	$60,304,468
Shares issued in reinvestment of distributions	576,629	10,564,815
Shares redeemed	(2,572,650)	(46,926,918)
Net increase (decrease)	1,317,221	$23,942,365

Class R Shares:
Six Months ended June 30, 2015
Shares sold	683,147	$12,843,843
Shares issued in reinvestment of distributions	310,598	5,724,893
Shares redeemed	(1,676,856)	(31,566,777)
Net increase (decrease)	(683,111)	$(12,998,041)
Year ended December 31, 2014
Shares sold	1,618,817	$29,808,390
Shares issued in reinvestment of distributions	363,625	6,737,449
Shares redeemed	(2,630,686)	(48,423,608)
Net increase (decrease)	(648,244)	$(11,877,769)

Class R6 Shares:
Six Months ended June 30, 2015
Shares sold	22,387	$427,994
Shares issued in reinvestment of distributions	3,961	74,361
Shares redeemed	(1,529)	(29,733)
Net increase (decrease)	24,819	$472,622
Year ended December 31, 2014
Shares sold[a]	1,473,569	$27,194,749
Shares issued in reinvestment of distributions	23,325	441,444
Shares redeemed	(1,404,939)	(26,692,791)
Net increase (decrease)	91,955	$943,402

Advisor Class Shares:
Six Months ended June 30, 2015
Shares sold	200,193	$3,839,445
Shares issued in reinvestment of distributions	88,269	1,656,076
Shares redeemed	(350,294)	(6,728,607)
Net increase (decrease)	(61,832)	$(1,233,086)
Year ended December 31, 2014
Shares sold	825,057	$15,541,571
Shares issued in reinvestment of distributions	112,789	2,122,032
Shares redeemed[a]	(2,173,232)	(40,428,845)
Net increase (decrease)	(1,235,386)	$(22,765,242)

aEffective January 8, 2014, a portion of Advisor Class shares were exchanged into Class R6.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$312,493	$536,749	$401,234
CDSC retained	$21,659	$36,941	$14,694

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended June 30, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Transfer agent fees	$345,240	$665,274	$500,774

f. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in Underlying Funds for the period ended June 30, 2015, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares				Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Conservative Allocation
Fund
Franklin Biotechnology Discovery
Fund, Class R6	68,573	—	(1,172)	67,401	$13,858,299	$—	$42,934	0.66%
Franklin DynaTech Fund,
Class R6	1,487,833	—	(25,443)	1,462,390	74,055,434	—	88,295	2.61%
Franklin Emerging Market Debt
Opportunities Fund	4,785,483	108,356	—	4,893,839	53,000,274	—	—	7.34%
Franklin Flex Cap Growth Fund,
Class R6	318,611	—	(318,611)	—	—[a]	—	8,216,286	—
Franklin Growth Fund, Class R6	2,275,352	—	(93,731)	2,181,621	168,552,071	—	2,293,096	1.42%
Franklin Growth Opportunities Fund,
Class R6	916,335	—	(15,722)	900,613	32,061,816	—	49,586	2.58%
Franklin International Growth Fund,
Class R6	—	1,457,524	—	1,457,524	16,455,442	—	—	3.61%
Franklin International Small Cap
Growth Fund, Class R6	2,203,618	—	(37,975)	2,165,643	42,403,283	—	(114,099)	2.25%
Franklin K2 Alternative Strategies
Fund, Class R6	5,202,283	—	(368,637)	4,833,646	53,363,448	—	157,003	6.72%
Franklin Low Duration Total Return
Fund, Class R6	21,133,434	630,205	—	21,763,639	218,071,659	1,516,229	—	8.72%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares				Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Conservative Allocation
Fund (continued)
Franklin Mutual European Fund,
Class R6	2,725,481	—	(46,764)	2,678,717	$59,199,638	$—	$(96,529)	1.77%
Franklin Pelagos Commodities
Strategy Fund, Class R6	1,849,064	27,100	—	1,876,164	13,602,191	—	—	24.01%
Franklin Real Estate Securities
Fund, Class R6	883,637	7,027	(15,168)	875,496	17,965,181	151,628	61,583	3.26%
Franklin Rising Dividends Fund,
Class R6	2,142,627	13,107	(36,874)	2,118,860	109,396,740	692,242	27,040	0.64%
Franklin Short Duration U.S.
Government ETF	—	123,969	—	123,969	12,269,435	12,285	—	12.38%
Franklin Small Cap
Growth Fund, Class R6	569,352	—	(9,720)	559,632	11,836,219	—	13,893	0.31%
Franklin Strategic Income Fund,
Class R6	9,699,192	461,940	—	10,161,132	99,985,543	2,393,672	—	1.15%
Franklin U.S. Government Securities
Fund, Class R6	19,379,956	794,740	—	20,174,696	129,925,039	2,287,344	—	2.06%
Franklin Utilities Fund, Class R6	2,484,668	34,876	(164,732)	2,354,812	37,535,709	590,999	365,996	0.69%
Institutional Fiduciary Trust Money
Market Portfolio	37,714,682	50,922,704	(53,892,484)	34,744,902	34,744,902	—	—	0.14%
Templeton China World Fund,
Class R6	419,806	—	(28,495)	391,311	12,932,829	—	27,690	2.07%
Templeton Foreign Fund,
Class R6	7,242,263	—	(124,717)	7,117,546	51,317,507	—	40,193	0.70%
Templeton Frontier Markets Fund,
Class R6	1,358,420	—	(23,328)	1,335,092	18,637,880	—	(45,624)	2.32%
Templeton Global Total Return Fund,
Class R6	26,547,285	1,222,363	—	27,769,648	341,288,980	7,593,927	—	4.11%
Total					$1,622,459,519	$15,238,326	$11,127,343

Franklin Moderate Allocation
Fund
Franklin Biotechnology Discovery
Fund, Class R6	154,628	11,597	(2,393)	163,832	$33,685,593	$—	$56,303	1.61%
Franklin DynaTech Fund,
Class R6	3,004,368	224,304	(46,127)	3,182,545	161,164,062	—	180,994	5.67%
Franklin Emerging Market Debt
Opportunities Fund	5,406,119	—	(847,637)	4,558,482	49,368,360	—	(1,589,548)	6.84%
Franklin Flex Cap Growth Fund,
Class R6	743,400	55,478	(798,878)	—	—[a]	—	18,521,394	—
Franklin Growth Fund, Class R6	4,951,261	368,423	(218,694)	5,100,990	394,102,478	—	661,747	3.31%
Franklin Growth Opportunities Fund,
Class R6	2,052,803	153,163	(31,556)	2,174,410	77,408,994	—	88,491	6.24%
Franklin International Growth Fund,
Class R6	—	3,691,660	(26,593)	3,665,067	41,378,605	—	1,728	9.08%
Franklin International Small Cap
Growth Fund, Class R6	4,803,065	358,116	(73,760)	5,087,421	99,611,708	—	(180,362)	5.28%
Franklin K2 Alternative Strategies
Fund, Class R6	8,440,420	—	(829,571)	7,610,849	84,023,775	—	392,985	10.58%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in Underlying Funds (continued)
								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares				Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Moderate Allocation
Fund (continued)
Franklin Low Duration Total Return
Fund, Class R6	24,381,041	152,482	(3,822,852)	20,710,671	$207,520,925	$1,532,635	$(545,858)	8.30%
Franklin Mutual European Fund,
Class R6	5,859,326	438,406	(89,429)	6,208,303	137,203,501	—	(143,372)	4.09%
Franklin Pelagos Commodities
Strategy Fund, Class R6	3,091,053	—	—	3,091,053	22,410,135	—	—	39.56%
Franklin Real Estate Securities
Fund, Class R6	2,056,811	171,395	(31,805)	2,196,401	45,070,156	381,677	(47,477)	8.17%
Franklin Rising Dividends Fund,
Class R6	4,519,492	365,010	(69,483)	4,815,019	248,599,405	1,575,344	61,752	1.44%
Franklin Short Duration U.S.
Government ETF	—	143,076	—	143,076	14,160,489	14,635	—	14.29%
Franklin Small Cap
Growth Fund, Class R6	1,279,158	95,139	(19,668)	1,354,629	28,650,412	—	30,032	0.75%
Franklin Strategic Income Fund,
Class R6	10,933,688	235,040	(1,720,537)	9,448,191	92,970,197	2,349,827	(655,954)	1.07%
Franklin U.S. Government Securities
Fund, Class R6	21,347,055	337,864	(3,351,025)	18,333,894	118,070,279	2,197,482	(483,043)	1.83%
Franklin Utilities Fund, Class R6	6,017,739	540,736	(410,238)	6,148,237	98,002,894	1,543,315	(191,922)	1.80%
Institutional Fiduciary Trust Money
Market Portfolio	60,252,907	142,936,369	(140,509,154)	62,680,122	62,680,122	—	—	0.25%
Templeton China World Fund,
Class R6	849,235	63,735	(12,909)	900,061	29,747,006	—	54,894	4.76%
Templeton Foreign Fund,
Class R6	15,608,526	1,160,121	(238,740)	16,529,907	119,180,633	—	146,148	1.62%
Templeton Frontier Markets Fund,
Class R6	3,282,634	243,252	(50,412)	3,475,474	48,517,622	—	(65,942)	6.04%
Templeton Global Total Return Fund,
Class R6	29,238,206	589,388	(4,604,813)	25,222,781	309,987,974	7,338,872	(6,165,863)	3.73%
Total					$2,523,515,325	$16,933,787	$10,127,127

Franklin Growth Allocation Fund
Franklin Biotechnology Discovery
Fund, Class R6	114,089	—	—	114,089	$23,457,768	$—	$—	1.12%
Franklin DynaTech Fund,
Class R6	2,381,776	—	—	2,381,776	120,613,153	—	—	4.24%
Franklin Emerging Market Debt
Opportunities Fund	846,174	57,089	—	903,263	9,782,336	—	—	1.36%
Franklin Flex Cap Growth Fund,
Class R6	553,699	—	(553,699)	—	—[a]	—	13,616,204	—
Franklin Growth Fund, Class R6	3,643,163	—	(97,251)	3,545,912	273,957,179	—	658,134	2.30%
Franklin Growth Opportunities Fund,
Class R6	1,695,447	—	—	1,695,447	60,357,906	—	—	4.86%
Franklin International Growth Fund,
Class R6	—	2,577,042	—	2,577,042	29,094,806	—	—	6.39%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares				Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Growth Allocation Fund
(continued)
Franklin International Small Cap
Growth Fund, Class R6	4,005,934	—	—	4,005,934	$78,436,188	$—	$—	4.16%
Franklin K2 Alternative Strategies
Fund, Class R6	4,373,496	—	(180,616)	4,192,880	46,289,391	—	67,360	5.83%
Franklin Low Duration Total Return
Fund, Class R6	3,975,400	299,658	—	4,275,058	42,836,083	298,931	—	1.71%
Franklin Mutual European Fund,
Class R6	4,512,129	—	—	4,512,129	99,718,042	—	—	2.97%
Franklin Pelagos Commodities
Strategy Fund, Class R6	1,700,201	—	—	1,700,201	12,326,458	—	—	21.76%
Franklin Real Estate Securities
Fund, Class R6	1,636,731	13,187	—	1,649,918	33,856,326	284,486	—	6.14%
Franklin Rising Dividends Fund,
Class R6	3,474,131	21,500	—	3,495,631	180,479,452	1,135,502	—	1.05%
Franklin Short Duration U.S.
Government ETF	—	28,581	—	28,581	2,828,713	2,828	—	2.86%
Franklin Small Cap
Growth Fund, Class R6	926,004	—	—	926,004	19,584,993	—	—	0.51%
Franklin Strategic Income Fund,
Class R6	1,764,319	165,970	—	1,930,289	18,994,048	456,784	—	0.22%
Franklin U.S. Government Securities
Fund, Class R6	3,238,824	282,166	—	3,520,990	22,675,178	400,892	—	0.36%
Franklin Utilities Fund, Class R6	4,343,712	61,490	(215,956)	4,189,246	66,776,577	1,041,975	110,769	1.23%
Institutional Fiduciary Trust Money
Market Portfolio	36,145,952	33,918,471	(41,795,195)	28,269,228	28,269,228	—	—	0.11%
Templeton China World Fund,
Class R6	712,145	—	—	712,145	23,536,383	—	—	3.77%
Templeton Foreign Fund,
Class R6	12,506,005	—	—	12,506,005	90,168,293	—	—	1.23%
Templeton Frontier Markets Fund,
Class R6	2,951,132	—	—	2,951,132	41,197,801	—	—	5.13%
Templeton Global Total Return Fund,
Class R6	4,704,538	434,810	—	5,139,348	63,162,591	1,418,149	—	0.76%
Total					$1,388,398,893	$5,039,547	$14,452,467

[a]As of June 30, 2015, no longer held by the fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2016:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.30%	0.28%	0.26%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended June 30, 2015, there were no credits earned.

5. Income Taxes

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,577,076,455	$2,291,655,275	$1,171,325,005

Unrealized appreciation	$216,810,034	$481,499,702	$341,551,018
Unrealized depreciation	(55,065,416)	(55,923,137)	(16,462,647)
Net unrealized appreciation (depreciation)	$161,744,618	$425,576,565	$325,088,371

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended June 30, 2015, were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Purchases	$63,458,741	$182,028,276	$47,949,187
Sales	$49,651,049	$255,398,614	$45,606,225

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2015, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ETF Exchange Traded Fund

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 24, 2015, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the investment management and asset allocation agreement (investment management agreement) for each of the separate funds in Franklin Fund Allocator Series, including Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also noted that at the February meetings each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was generally satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm that also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance

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of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager noting the changes taking place in the nature of transfer agency services throughout the industry and regulatory initiatives in this area, and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2014, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance. The Board observed that the performance of a number of the Funds was impacted by their respective allocations to global markets and currencies, as well as U.S. fixed income. These allocations, while consistent with the Funds’ longer term perspectives, were detrimental to short-term returns and comparisons to peers.

Franklin Conservative Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report showed the Fund’s total return for 2014 to be in the second-lowest performing quintile of such performance universe, and on an annualized basis, to be in the middle performing quintile of such universe for the previous three- and five-year periods, and the highest performing quintile of such universe for the previous 10-year period. The Board noted that the Fund’s performance reflects that of the funds in which it invests, and that the Manager continues to evaluate allocations to these funds. The Board found the performance of the Fund in comparison to its Lipper performance universe as shown in the Lipper report to be acceptable, noting its longer term performance.

Franklin Moderate Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report showed the Fund’s 2014 total return to be in the second-lowest performing quintile of such performance universe, and its total return on an annualized basis to be in the second-lowest performing quintile of such universe for the previous three- and five-year periods, but to be in the second-highest performing quintile of such universe for the previous 10-year period. The Board found such comparative performance to be acceptable, noting that the Fund’s 2014 total return as shown in the Lipper report exceeded 4%.

Franklin Growth Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report showed the Fund’s 2014 total return to be in the second-lowest performing quintile of such performance universe, and its total return on an annualized basis to be in the second-lowest performing quintile of such universe during the previous three- and five-year periods, and the second-highest performing quintile of such universe during the previous 10-year period. The Board noted that the Fund’s performance reflects that of the funds in which it invests, and that the Manager continues to evaluate allocations to these funds. The Board found the performance of the Fund in comparison to its Lipper performance universe as shown in the Lipper report to be acceptable, noting its longer term performance.

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Board Review of Investment Management

Agreement (continued)

COMPARATIVE EXPENSES. Consideration was given to the fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual fee under the investment management agreement in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds, including expenses of the underlying funds they invest in. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Board noted that the Funds pay an asset allocation advisory fee. The Lipper reports for Franklin Moderate Allocation Fund showed that its contractual management fee rate was three basis points above the median of its Lipper expense group, and its actual total expense ratio was within six basis points above the median of its Lipper expense group. The Lipper report for Franklin Growth Allocation Fund showed its contractual management fee rate to be less than 10 basis points above the median of its Lipper expense group and its actual total expense ratio to be at the median for such expense group after a waiver. The Lipper report for Franklin Conservative Allocation Fund showed its contractual management fee rate to be three basis points above the median of its Lipper expense group and its actual total expense ratio to be within six basis points above the median. The Board found the comparative expenses of these Funds as shown in the Lipper report to be acceptable, noting that in each case such expenses were being subsidized by fee waivers.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2014, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by Fund growth, as well as increased leverage with the service providers and counterparties. Based upon its

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consideration of all these factors, and taking into account the fact that Fund expenses were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
June 30, 2015

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund
Franklin Founding Funds Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Semiannual Report
Economic and Market Overview	3
Franklin Corefolio Allocation Fund	4
Franklin Founding Funds
Allocation Fund	11
Financial Highlights and
Statements of Investments	18
Financial Statements	28
Notes to Financial Statements	31
Shareholder Information	38

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1

Semiannual Report

Economic and Market Overview

The global economy expanded moderately during the six months under review despite slowing growth in some countries. As measured by the MSCI World Index, stocks in global developed markets advanced overall during the six-month period amid a generally accommodative monetary policy environment and signs of economic improvement in Europe and Japan. Oil prices rebounded from earlier lows as demand picked up despite rising inventories and strong global supply, while gold prices declined marginally during the period under review.

U.S. economic growth was mixed during the six months under review. In 2015’s first quarter, U.S. dollar strength, low energy prices, and a labor dispute at West Coast ports led exports to decline. In the second quarter, business capital spending rebounded and manufacturing and non-manufacturing activities increased, contributing to strong job gains. During the six-month period, the U.S. Federal Reserve Board (Fed) kept its target interest rate at 0%–0.25% while considering when an increase would be appropriate, based on labor market and inflation data.

Outside the U.S., the U.K. economy slowed in 2015’s first quarter as the mining and agriculture sectors contracted. In the eurozone, economic growth improved somewhat during the six-month period. The region avoided deflation as the annual inflation rate rose in May. The European Central Bank (ECB) maintained its benchmark interest rates during the period and also expanded its asset purchases to boost inflation and the economy. The region generally benefited from a weaker euro that helped exports, the ECB’s accommodative policy and an improved 2015 eurozone growth forecast, which helped limit fears about Greece’s debt situation.

The Japanese economy continued to grow in 2015’s first quarter after exiting recession in the previous quarter, driven by an increase in private demand as business investment and private consumption rose. The Bank of Japan maintained its monetary policy during the review period but lowered its economic growth and inflation forecasts at its April meeting.

In emerging markets, economic growth generally moderated. Greece’s credit default due to the lack of progress in negotiations weighed on emerging market stocks toward period-end. China’s government implemented market-friendly policies to support new economic drivers that could help steer the economy toward more sustainable growth. Lower interest rates there fueled massive stock market speculation and a 60% price gain up to mid-June 2015 for the domestic A-share market.1 Concerned the market was overheated, the People’s Bank of China reduced liquidity, which led to a market panic in the last two weeks of June, exacerbated by certain government intervention measures. Central bank actions varied across emerging markets, as some banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth. In the recent global environment, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the six-month period.

The foregoing information reflects our analysis and opinions as of June 30, 2015. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: MSCI.
See www.franklintempletondatasources.com for additional data provider information.

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Franklin Corefolio Allocation Fund

This semiannual report for Franklin Corefolio Allocation Fund covers the period ended June 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class. Figures are stated
as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Performance Overview

The Fund’s Class A shares delivered a +3.26% cumulative total return for the six months under review. In comparison, its benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +1.23% total return, and the MSCI World Index, which tracks equity performance in global developed markets, produced a +2.95% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Flex Cap Growth Fund – Class R6, Franklin Growth Fund – Class R6 and Franklin Mutual Shares Fund – Class R6 each outperformed the S&P 500. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.

The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 22.

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FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14		Change
A (FTCOX)	$18.06	$18.00	+$	0.06
C (FTCLX)	$17.80	$17.81	-$	0.01
R (N/A)	$18.05	$18.01	+$	0.04
Advisor (FCAZX)	$18.12	$18.03	+$	0.09

Distributions[1] (1/1/15–6/30/15)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.0075	$0.5304		$0.5379
C	$0.0075	$0.5304		$0.5379
R	$0.0075	$0.5304		$0.5379
Advisor	$0.0075	$0.5304		$0.5379

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				1.06%
6-Month	+3.26%	-2.69%	$9,731
1-Year	+3.51%	-2.46%	$9,754
5-Year	+95.20%	+12.96%	$18,394
10-Year	+95.06%	+6.28%	$18,384
C				1.77%
6-Month	+2.90%	+1.90%	$10,190
1-Year	+2.77%	+1.80%	$10,180
5-Year	+88.40%	+13.51%	$18,840
10-Year	+81.87%	+6.16%	$18,187
R				1.27%
6-Month	+3.15%	+3.15%	$10,315
1-Year	+3.34%	+3.34%	$10,334
5-Year	+93.33%	+14.09%	$19,333
10-Year	+91.20%	+6.70%	$19,120
Advisor				0.77%
6-Month	+3.42%	+3.42%	$10,342
1-Year	+3.82%	+3.82%	$10,382
5-Year	+98.18%	+14.66%	$19,818
10-Year	+100.87%	+7.22%	$20,087

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this Fund of funds is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability, risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. These and other risks, including investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market, are discussed in the Fund’s prospectus.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN COREFOLIO ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,032.60	$2.42	$5.34
Hypothetical (5% return before expenses)	$1,000	$1,022.41	$2.41	$5.31
C
Actual	$1,000	$1,029.00	$5.99	$8.90
Hypothetical (5% return before expenses)	$1,000	$1,018.89	$5.96	$8.85
R
Actual	$1,000	$1,031.50	$3.48	$6.40
Hypothetical (5% return before expenses)	$1,000	$1,021.37	$3.46	$6.36
Advisor
Actual	$1,000	$1,034.20	$0.96	$3.88
Hypothetical (5% return before expenses)	$1,000	$1,023.85	$0.95	$3.86

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.48%; C: 1.19%; R: 0.69%; and Advisor: 0.19%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.06%; C: 1.77%; R: 1.27%; and Advisor: 0.77%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

10 | Semiannual Report

franklintempleton.com

Franklin Founding Funds Allocation Fund

This semiannual report for Franklin Founding Funds Allocation Fund covers the period ended June 30, 2015.

Your Fund’s Goals and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares delivered a +0.83% cumulative total return for the six months under review. In comparison, its benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +1.23% total return, and the MSCI World Index, which tracks equity performance in global developed markets, produced a +2.95% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33 1 / 3 % of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund –Class R6 underperformed the S&P 500, while Franklin Mutual Shares Fund – Class R6 outperformed the S&P 500. Templeton Growth Fund – Class R6 underperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

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Semiannual Report | 11

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

12 | Semiannual Report

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of June 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	6/30/15	12/31/14	Change
A (FFALX)	$13.31	$13.31	$0.00
C (FFACX)	$13.11	$13.11	$0.00
R (FFARX)	$13.33	$13.33	$0.00
Advisor (FFAAX)	$13.38	$13.38	$0.00

Distributions[1] (1/1/15–6/30/15)
	Dividend
Share Class	Income
A	$0.1132
C	$0.0660
R	$0.0983
Advisor	$0.1295

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Semiannual Report | 13

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Performance as of 6/30/152

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Operating Expenses[6]
A				0.99%
6-Month	+0.83%	-4.95%	$9,505
1-Year	-3.40%	-8.95%	$9,105
5-Year	+72.46%	+10.19%	$16,246
10-Year	+71.18%	+4.90%	$16,137
C				1.74%
6-Month	+0.49%	-0.51%	$9,949
1-Year	-4.09%	-5.02%	$9,498
5-Year	+66.13%	+10.68%	$16,613
10-Year	+59.43%	+4.77%	$15,943
R				1.24%
6-Month	+0.72%	+0.72%	$10,072
1-Year	-3.62%	-3.62%	$9,638
5-Year	+70.37%	+11.24%	$17,037
10-Year	+67.37%	+5.29%	$16,737
Advisor				0.74%
6-Month	+0.95%	+0.95%	$10,095
1-Year	-3.14%	-3.14%	$9,686
5-Year	+74.49%	+11.78%	$17,449
10-Year	+76.07%	+5.82%	$17,607

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

14 | Semiannual Report

franklintempleton.com

FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares. Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.

2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.

3. Cumulative total return represents the change in value of an investment over the periods indicated.

4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized. 5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

6. Figures are as stated in the Fund’s current prospectus and include the effect of acquired fund fees and expenses. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report | 15

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

16 | Semiannual Report

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
YOUR FUND’S EXPENSES

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account	Account	During Period*	During Period**
Share Class	Value 1/1/15	Value 6/30/15	1/1/15–6/30/15	1/1/15–6/30/15
A
Actual	$1,000	$1,008.30	$2.04	$4.98
Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.06	$5.01
C
Actual	$1,000	$1,004.90	$5.77	$8.70
Hypothetical (5% return before expenses)	$1,000	$1,019.04	$5.81	$8.75
R
Actual	$1,000	$1,007.20	$3.28	$6.22
Hypothetical (5% return before expenses)	$1,000	$1,021.52	$3.31	$6.26
Advisor
Actual	$1,000	$1,009.50	$0.80	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,024.00	$0.80	$3.76

*Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.41%; C: 1.16%; R: 0.66%; and Advisor: 0.16%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.00%; C: 1.75%; R: 1.25%; and Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Semiannual Report | 17

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Corefolio Allocation Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.00	$17.61	$13.57	$11.93	$12.41	$11.08
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.04)	0.23	0.11	0.11	0.11	0.15
Net realized and unrealized gains (losses)	0.64	0.91	4.09	1.65	(0.47)	1.30
Total from investment operations	0.60	1.14	4.20	1.76	(0.36)	1.45
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.29)	(0.16)	(0.12)	(0.12)	(0.12)
Net realized gains	(0.53)	(0.46)	—	—	—	—
Total distributions	(0.54)	(0.75)	(0.16)	(0.12)	(0.12)	(0.12)
Net asset value, end of period	$18.06	$18.00	$17.61	$13.57	$11.93	$12.41

Total return[d]	3.26%	6.48%	31.01%	14.80%	(2.90)%	13.13%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.48%	0.48%	0.44%	0.36%	0.39%	0.45%
Expenses net of waiver and payments by
affiliates[f]	0.48%[g]	0.48%[g]	0.44%	0.36%	0.39%	0.38%
Net investment income (loss)[c]	(0.48)%	1.27%	0.68%	0.86%	0.89%	1.26%

Supplemental data
Net assets, end of period (000’s)	$560,973	$558,862	$558,124	$449,252	$418,444	$479,773
Portfolio turnover rate	0.05%	5.77%	5.90%	2.14%	2.50%	21.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

18 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.81	$17.44	$13.45	$11.82	$12.30	$10.99
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.11)	0.10	(—)[d]	0.02	0.02	0.06
Net realized and unrealized gains (losses)	0.64	0.89	4.04	1.64	(0.47)	1.30
Total from investment operations	0.53	0.99	4.04	1.66	(0.45)	1.36
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.16)	(0.05)	(0.03)	(0.03)	(0.05)
Net realized gains	(0.53)	(0.46)	—	—	—	—
Total distributions	(0.54)	(0.62)	(0.05)	(0.03)	(0.03)	(0.05)
Net asset value, end of period	$17.80	$17.81	$17.44	$13.45	$11.82	$12.30

Total return[e]	2.90%	5.69%	30.09%	14.04%	(3.67)%	12.39%

Ratios to average net assets[f]
Expenses before waiver and payments by
affiliates[g]	1.19%	1.19%	1.15%	1.07%	1.10%	1.17%
Expenses net of waiver and payments by
affiliates[g]	1.19%[h]	1.19%[h]	1.15%	1.07%	1.10%	1.10%
Net investment income (loss)[c]	(1.19)%	0.56%	(0.03)%	0.15%	0.18%	0.54%

Supplemental data
Net assets, end of period (000’s)	$180,932	$176,680	$176,332	$142,879	$138,447	$162,084
Portfolio turnover rate	0.05%	5.77%	5.90%	2.14%	2.50%	21.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2015.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 19

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.01	$17.60	$13.56	$11.93	$12.41	$11.08
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.06)	0.16	0.06	0.09	0.08	0.12
Net realized and unrealized gains (losses)	0.64	0.95	4.11	1.64	(0.47)	1.31
Total from investment operations	0.58	1.11	4.17	1.73	(0.39)	1.43
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.24)	(0.13)	(0.10)	(0.09)	(0.10)
Net realized gains	(0.53)	(0.46)	—	—	—	—
Total distributions	(0.54)	(0.70)	(0.13)	(0.10)	(0.09)	(0.10)
Net asset value, end of period	$18.05	$18.01	$17.60	$13.56	$11.93	$12.41

Total return[d]	3.15%	6.30%	30.76%	14.49%	(3.15)%	12.93%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.69%	0.69%	0.65%	0.57%	0.60%	0.67%
Expenses net of waiver and payments by
affiliates[f]	0.69%[g]	0.69%[g]	0.65%	0.57%	0.60%	0.60%
Net investment income (loss)[c]	(0.69)%	1.06%	0.47%	0.65%	0.68%	1.04%

Supplemental data
Net assets, end of period (000’s)	$1,585	$1,545	$1,903	$1,856	$1,686	$2,188
Portfolio turnover rate	0.05%	5.77%	5.90%	2.14%	2.50%	21.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

20 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.03	$17.64	$13.59	$11.95	$12.44	$11.09
Income from investment operations[a]:
Net investment income (loss)[b,c]	(0.02)	0.32	0.18	0.18	0.17	0.26
Net realized and unrealized gains (losses)	0.65	0.88	4.08	1.62	(0.50)	1.24
Total from investment operations	0.63	1.20	4.26	1.80	(0.33)	1.50
Less distributions from:
Net investment income and short term gains
received from Underlying Funds	(0.01)	(0.35)	(0.21)	(0.16)	(0.16)	(0.15)
Net realized gains	(0.53)	(0.46)	—	—	—	—
Total distributions	(0.54)	(0.81)	(0.21)	(0.16)	(0.16)	(0.15)
Net asset value, end of period	$18.12	$18.03	$17.64	$13.59	$11.95	$12.44

Total return[d]	3.42%	6.79%	31.38%	15.11%	(2.67)%	13.56%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.19%	0.19%	0.15%	0.07%	0.10%	0.17%
Expenses net of waiver and payments by
affiliates[f]	0.19%[g]	0.19%[g]	0.15%	0.07%	0.10%	0.10%
Net investment income (loss)[c]	(0.19)%	1.56%	0.97%	1.15%	1.18%	1.54%

Supplemental data
Net assets, end of period (000’s)	$19,232	$18,918	$15,495	$10,245	$7,815	$7,357
Portfolio turnover rate	0.05%	5.77%	5.90%	2.14%	2.50%	21.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 21

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)
Franklin Corefolio Allocation Fund
	Shares	Value
[a]Investments in Underlying Funds 100.1%
Domestic Equity 76.0%
[b]Franklin Flex Cap Growth Fund, Class R6	3,520,822	$194,138,130
Franklin Growth Fund, Class R6	2,506,907	193,683,640
Franklin Mutual Shares Fund, Class R6	6,355,258	192,119,464
		579,941,234
Foreign Equity 24.1%
Templeton Growth Fund Inc., Class R6	7,652,076	183,955,901
Total Investments in Underlying Funds before Short Term Investments
(Cost $538,885,579)		763,897,135
Short Term Investments (Cost $399,592) 0.1%
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	399,592	399,592
Total Investments in Underlying Funds (Cost $539,285,171) 100.2%		764,296,727
Other Assets, less Liabilities (0.2)%		(1,574,691)
Net Assets 100.0%		$762,722,036

aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.

22 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Founding Funds Allocation Fund
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.31	$13.37	$11.14	$9.88	$10.46	$9.82
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.46	0.32	0.35	0.35	0.36
Net realized and unrealized gains (losses)	0.02	(0.06)	2.29	1.28	(0.55)	0.66
Total from investment operations	0.11	0.40	2.61	1.63	(0.20)	1.02
Less distributions from net investment
income	(0.11)	(0.46)	(0.38)	(0.37)	(0.38)	(0.38)
Net asset value, end of period	$13.31	$13.31	$13.37	$11.14	$9.88	$10.46

Total return[d]	0.83%	2.92%	23.64%	16.76%	(1.95)%	10.61%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.41%	0.41%	0.39%	0.33%	0.34%	0.41%
Expenses net of waiver and payments by
affiliates[f]	0.41%[g]	0.41%[g]	0.39%	0.33%	0.34%	0.35%
Net investment income[c]	1.33%	3.35%	2.63%	3.24%	3.36%	3.61%

Supplemental data
Net assets, end of period (000’s)	$3,794,081	$3,958,706	$4,170,045	$3,766,640	$3,773,080	$4,771,043
Portfolio turnover rate	0.88%	3.79%	3.04%	3.59%	3.69%	3.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 23

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.11	$13.18	$10.99	$9.75	$10.32	$9.70
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.35	0.23	0.26	0.27	0.28
Net realized and unrealized gains (losses)	0.03	(0.07)	2.25	1.27	(0.54)	0.64
Total from investment operations	0.07	0.28	2.48	1.53	(0.27)	0.92
Less distributions from net investment
income	(0.07)	(0.35)	(0.29)	(0.29)	(0.30)	(0.30)
Net asset value, end of period	$13.11	$13.11	$13.18	$10.99	$9.75	$10.32

Total return[d]	0.49%	2.12%	22.69%	15.87%	(2.65)%	9.69%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	1.16%	1.16%	1.14%	1.08%	1.09%	1.16%
Expenses net of waiver and payments by
affiliates[f]	1.16%[g]	1.16%[g]	1.14%	1.08%	1.09%	1.10%
Net investment income[c]	0.58%	2.60%	1.88%	2.49%	2.61%	2.86%

Supplemental data
Net assets, end of period (000’s)	$1,671,220	$1,745,766	$1,829,111	$1,657,087	$1,743,292	$2,252,033
Portfolio turnover rate	0.88%	3.79%	3.04%	3.59%	3.69%	3.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

			FRANKLIN FUND ALLOCATOR SERIES
				FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.33	$13.39	$11.16	$9.89	$10.48	$9.84
Income from investment operations[a]:
Net investment income[b,c]	0.07	0.44	0.29	0.31	0.35	0.34
Net realized and unrealized gains (losses)	0.03	(0.08)	2.29	1.30	(0.58)	0.65
Total from investment operations	0.10	0.36	2.58	1.61	(0.23)	0.99
Less distributions from net investment
income	(0.10)	(0.42)	(0.35)	(0.34)	(0.36)	(0.35)
Net asset value, end of period	$13.33	$13.33	$13.39	$11.16	$9.89	$10.48

Total return[d]	0.72%	2.68%	23.28%	16.52%	(2.27)%	10.31%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.66%	0.66%	0.64%	0.58%	0.59%	0.66%
Expenses net of waiver and payments by
affiliates[f]	0.66%[g]	0.66%[g]	0.64%	0.58%	0.59%	0.60%
Net investment income[c]	1.08%	3.10%	2.38%	2.99%	3.11%	3.36%

Supplemental data
Net assets, end of period (000’s)	$11,975	$11,619	$10,597	$10,058	$11,922	$12,568
Portfolio turnover rate	0.88%	3.79%	3.04%	3.59%	3.69%	3.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 25

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
	Six Months Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.38	$13.44	$11.20	$9.93	$10.52	$9.87
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.53	0.39	0.38	0.39	0.40
Net realized and unrealized gains (losses)	0.02	(0.10)	2.26	1.29	(0.57)	0.66
Total from investment operations	0.13	0.43	2.65	1.67	(0.18)	1.06
Less distributions from net investment
income	(0.13)	(0.49)	(0.41)	(0.40)	(0.41)	(0.41)
Net asset value, end of period	$13.38	$13.38	$13.44	$11.20	$9.93	$10.52

Total return[d]	0.95%	3.17%	23.93%	17.08%	(1.78)%	10.95%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates[f]	0.16%	0.16%	0.14%	0.08%	0.09%	0.16%
Expenses net of waiver and payments by
affiliates[f]	0.16%[g]	0.16%[g]	0.14%	0.08%	0.09%	0.10%
Net investment income[c]	1.58%	3.60%	2.88%	3.49%	3.61%	3.86%

Supplemental data
Net assets, end of period (000’s)	$144,543	$141,932	$114,369	$71,487	$72,427	$71,126
Portfolio turnover rate	0.88%	3.79%	3.04%	3.59%	3.69%	3.99%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the period ended June 30, 2015.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, June 30, 2015 (unaudited)
Franklin Founding Funds Allocation Fund
	Shares	Value
[a]Investments in Underlying Funds 99.4%
Domestic Equity 33.2%
Franklin Mutual Shares Fund, Class R6	61,852,629	$1,869,804,986
Domestic Hybrid 33.3%
Franklin Income Fund, Class R6	809,571,308	1,870,109,722
Foreign Equity 32.9%
Templeton Growth Fund Inc., Class R6	76,894,488	1,848,543,490
Total Investments in Underlying Funds before Short Term Investments
(Cost $5,190,236,813)		5,588,458,198
Short Term Investments (Cost $41,274,014) 0.7%
Money Market Funds 0.7%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	41,274,014	41,274,014
Total Investments in Underlying Funds (Cost $5,231,510,827) 100.1%		5,629,732,212
Other Assets, less Liabilities (0.1)%		(7,914,037)
Net Assets 100.0%		$5,621,818,175

aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 27

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
June 30, 2015 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Assets:
Investments in Underlying Funds: (Note 3e)
Cost	$539,285,171	$5,231,510,827
Value	$764,296,727	$5,629,732,212
Receivables from capital shares sold	598,865	3,163,658
Other assets	314	2,421
Total assets	764,895,906	5,632,898,291
Liabilities:
Payables:
Capital shares redeemed	1,398,499	5,070,782
Administrative fees	19,115	140,961
Distribution fees	599,566	4,559,943
Transfer agent fees	113,272	1,009,280
Accrued expenses and other liabilities	43,418	299,150
Total liabilities	2,173,870	11,080,116
Net assets, at value	$762,722,036	$5,621,818,175
Net assets consist of:
Paid-in capital	$546,636,420	$7,736,920,908
Undistributed net investment income (loss)	(2,420,359)	—
Distributions in excess of net investment income	—	(1,206,312)
Net unrealized appreciation (depreciation)	225,011,556	398,221,385
Accumulated net realized gain (loss)	(6,505,581)	(2,512,117,806)
Net assets, at value	$762,722,036	$5,621,818,175
Class A:
Net assets, at value	$560,973,208	$3,794,080,827
Shares outstanding	31,054,764	285,121,774
Net asset value per share[a]	$18.06	$13.31
Maximum offering price per share (net asset value per share ÷ 94.25%)	$19.16	$14.12
Class C:
Net assets, at value	$180,931,775	$1,671,219,685
Shares outstanding	10,162,773	127,472,874
Net asset value and maximum offering price per share[a]	$17.80	$13.11
Class R:
Net assets, at value	$1,585,044	$11,974,682
Shares outstanding	87,824	898,420
Net asset value and maximum offering price per share	$18.05	$13.33
Advisor Class:
Net assets, at value	$19,232,009	$144,542,981
Shares outstanding	1,061,340	10,802,175
Net asset value and maximum offering price per share	$18.12	$13.38

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

28 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended June 30, 2015 (unaudited)

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Investment income:
Dividends from Underlying Funds (Note 3e)	$—	$50,597,603
Expenses:
Administrative fees (Note 3a)	114,753	869,370
Distribution fees: (Note 3b)
Class A	815,576	4,893,071
Class C	901,804	8,624,521
Class R	3,932	29,928
Transfer agent fees: (Note 3d)
Class A	356,333	2,269,936
Class C	113,948	1,000,289
Class R	993	6,945
Advisor Class	12,231	83,362
Reports to shareholders	34,279	268,755
Registration and filing fees	41,739	90,925
Professional fees	15,045	26,912
Trustees’ fees and expenses	2,767	22,237
Other	4,937	24,253
Total expenses	2,418,337	18,210,504
Expenses waived/paid by affiliates (Note 3e)	(116)	(6,698)
Net expenses	2,418,221	18,203,806
Net investment income (loss)	(2,418,221)	32,393,797
Realized and unrealized gains (losses):
Net realized gain (loss) from sale of investments in Underlying Funds (Note 3e)	2,250,112	50,632,983
Net change in unrealized appreciation (depreciation) on investments in Underlying Funds	24,164,373	(36,034,808)
Net realized and unrealized gain (loss)	26,414,485	14,598,175
Net increase (decrease) in net assets resulting from operations	$23,996,264	$46,991,972

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 29

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Six Months Ended		Six Months Ended
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(unaudited)	December 31, 2014	(unaudited)	December 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,418,221)	$8,388,248	$32,393,797	$191,442,759
Net realized gain (loss)	2,250,112	41,511,109	50,632,983	83,265,093
Net change in unrealized appreciation
(depreciation)	24,164,373	(3,551,863)	(36,034,808)	(108,863,053)
Net increase (decrease) in net assets
resulting from operations	23,996,264	46,347,494	46,991,972	165,844,799
Distributions to shareholders from:
Net investment income and short term gains
received from Underlying Funds:
Class A	(227,469)	(8,829,349)	(32,061,744)	(133,406,015)
Class C	(74,576)	(1,592,410)	(8,383,295)	(46,293,686)
Class R	(640)	(20,055)	(87,610)	(359,896)
Advisor Class	(7,757)	(358,226)	(1,381,007)	(5,003,841)
Net realized gains:
Class A	(16,042,014)	(14,098,077)	—	—
Class C	(5,256,639)	(4,523,072)	—	—
Class R	(45,259)	(40,063)	—	—
Advisor Class	(548,568)	(436,646)	—	—
Total distributions to shareholders	(22,202,922)	(29,897,898)	(41,913,656)	(185,063,438)
Capital share transactions: (Note 2)
Class A	203,206	(11,607,396)	(168,681,320)	(200,440,623)
Class C	4,461,475	(3,453,757)	(75,651,318)	(76,893,558)
Class R	37,564	(398,674)	361,102	1,081,592
Advisor Class	220,773	3,161,219	2,688,108	29,372,430
Total capital share transactions	4,923,018	(12,298,608)	(241,283,428)	(246,880,159)
Net increase (decrease) in net
assets	6,716,360	4,150,988	(236,205,112)	(266,098,798)
Net assets:
Beginning of period	756,005,676	751,854,688	5,858,023,287	6,124,122,085
End of period	$762,722,036	$756,005,676	$5,621,818,175	$5,858,023,287
Undistributed net investment income (loss)
included in net assets, end of period	$(2,420,359)	$308,304	$—	$8,313,547
Distributions in excess of net investment
income included in net assets, end
of period	$—	$—	$(1,206,312)	$—

30 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day.

b. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2015, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

franklintempleton.com

Semiannual Report | 31

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At June 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio		Franklin Founding
	Allocation Fund		Funds Allocation Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended June 30, 2015
Shares sold	1,487,304	$27,631,865	10,729,739	$145,603,660
Shares issued in reinvestment of distributions	859,989	15,849,582	2,262,235	30,743,795
Shares redeemed	(2,334,763)	(43,278,241)	(25,398,131)	(345,028,775)
Net increase (decrease)	12,530	$203,206	(12,406,157)	$(168,681,320)
Year ended December 31, 2014
Shares sold	2,413,183	$43,518,714	19,906,286	$273,633,151
Shares issued in reinvestment of distributions	1,224,302	22,288,418	9,416,761	127,659,936
Shares redeemed	(4,285,411)	(77,414,528)	(43,730,010)	(601,733,710)
Net increase (decrease)	(647,926)	$(11,607,396)	(14,406,963)	$(200,440,623)
Class C Shares:
Six Months ended June 30, 2015
Shares sold	574,090	$10,542,741	3,692,228	$49,397,747
Shares issued in reinvestment of distributions	282,675	5,133,377	577,314	7,730,237
Shares redeemed	(612,211)	(11,214,643)	(9,925,341)	(132,779,302)
Net increase (decrease)	244,554	$4,461,475	(5,655,799)	$(75,651,318)
Year ended December 31, 2014
Shares sold	996,127	$17,701,623	9,884,802	$134,054,863
Shares issued in reinvestment of distributions	326,186	5,874,206	3,199,427	42,547,550
Shares redeemed	(1,516,270)	(27,029,586)	(18,703,992)	(253,495,971)
Net increase (decrease)	(193,957)	$(3,453,757)	(5,619,763)	$(76,893,558)

32 | Semiannual Report			franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Corefolio		Franklin Founding
	Allocation Fund		Funds Allocation Fund
	Shares	Amount	Shares	Amount

Class R Shares:
Six Months ended June 30, 2015
Shares sold	948	$17,812	77,169	$1,049,272
Shares issued in reinvestment of distributions	2,493	45,899	6,364	86,675
Shares redeemed	(1,413)	(26,147)	(56,833)	(774,845)
Net increase (decrease)	2,028	$37,564	26,700	$361,102
Year ended December 31, 2014
Shares sold	4,924	$89,486	211,459	$2,909,865
Shares issued in reinvestment of distributions	3,303	60,118	26,264	356,063
Shares redeemed	(30,535)	(548,278)	(157,159)	(2,184,336)
Net increase (decrease)	(22,308)	$(398,674)	80,564	$1,081,592
Advisor Class Shares:
Six Months ended June 30, 2015
Shares sold	67,227	$1,258,572	1,494,899	$20,495,171
Shares issued in reinvestment of distributions	25,026	462,479	93,603	1,279,558
Shares redeemed	(80,029)	(1,500,278)	(1,395,701)	(19,086,621)
Net increase (decrease)	12,224	$220,773	192,801	$2,688,108
Year ended December 31, 2014
Shares sold	206,099	$3,805,167	4,069,923	$56,722,830
Shares issued in reinvestment of distributions	37,593	685,534	339,057	4,620,646
Shares redeemed	(72,888)	(1,329,482)	(2,309,193)	(31,971,046)
Net increase (decrease)	170,804	$3,161,219	2,099,787	$29,372,430

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

b. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

For Franklin Founding Funds Allocation Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

For Franklin Corefolio Allocation Fund, the Board has set the current rate at 0.30% per year for Class A shares. On July 15, 2015, the Board approved to set the rate at 0.25% per year for Class A shares, effective August 1, 2015, until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$96,130	$466,254
CDSC retained	$2,319	$34,094

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended June 30, 2015, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Transfer agent fees	$316,576	$1,610,739

e. Investments in Underlying Funds

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to administrative fees.

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Investments in Underlying Funds for the period ended June 30, 2015, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares				Outstanding
	at Beginning	Gross	Gross	Held at End	Value at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Corefolio Allocation Fund
Franklin Flex Cap Growth Fund,
Class R6	3,732,210	—	(211,388)	3,520,822	$194,138,130	$—	$(144,903)	5.56%
Franklin Growth Fund, Class R6	2,568,915	—	(62,008)	2,506,907	193,683,640	—	2,361,945	1.63%
Franklin Mutual Shares Fund,
Class R6	6,472,059	—	(116,801)	6,355,258	192,119,464	—	37,303	1.17%
Institutional Fiduciary Trust Money
Market Portfolio	69,924	15,766,918	(15,437,250)	399,592	399,592	—	—	—[a]
Templeton Growth Fund Inc.,
Class R6	7,644,877	15,986	(8,787)	7,652,076	183,955,901	—	(4,233)	1.16%
Total					$764,296,727	$—	$2,250,112

Franklin Founding Funds
Allocation Fund
Franklin Income Fund, Class R6	812,267,014	21,277,590	(23,973,296)	809,571,308	$1,870,109,722	$50,597,603	$2,050,470	2.10%
Franklin Mutual Shares Fund,
Class R6	66,439,008	—	(4,586,379)	61,852,629	1,869,804,986	—	35,500,145	11.38%
Institutional Fiduciary Trust Money
Market Portfolio	37,146,628	201,832,555	(197,705,169)	41,274,014	41,274,014	—	—	0.16%
Templeton Growth Fund Inc.,
Class R6	81,271,618	—	(4,377,130)	76,894,488	1,848,543,490	—	13,082,368	11.62%
Total					$5,629,732,212	$50,597,603	$50,632,983
[a]Rounds to less than 0.01%.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At December 31, 2014, the capital loss carryforwards were as follows:

	Franklin		Franklin
	Corefolio		Founding Funds
	Allocation Fund		Allocation Fund
Capital loss carryforwards subject to expiration:
2016	$—		$666,677,037
2017	5,160,881	[a]	1,091,470,427
2018	—		465,945,460
Long term capital loss carryforwards not subject to expiration	—		310,184,412
Total capital loss carryforwards	$5,160,881		$2,534,277,336

aIncludes $5,160,881 from the merged Franklin Templeton Perspectives Allocation Fund, which may be carried over to offset future capital gains, subject to certain limitations.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Cost of investments	$542,991,265	$5,259,984,282

Unrealized appreciation	$221,305,462	$464,082,319
Unrealized depreciation	—	(94,334,389)
Net unrealized appreciation (depreciation)	$221,305,462	$369,747,930

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of short term capital gains distributions from Underlying Funds and wash sales.

5. Investment Transactions
Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2015, were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Purchases	$400,000	$50,597,603
Sales	$19,928,400	$304,000,000

6. Credit Facility

The Funds together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2015, the Funds did not use the Global Credit Facility.

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7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2015, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

8. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 24, 2015, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds in Franklin Fund Allocator Series, including Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund (Fund(s)). In reaching its decision to approve renewal of the investment management agreements, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Board also noted that at the February meetings each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was generally satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Among other factors taken into account by the Board were the Managers’ best execution trading policies, including a favorable report by an independent portfolio trading analytical firm that also covered FOREX transactions. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus

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SHAREHOLDER INFORMATION

compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager noting the changes taking place in the nature of transfer agency services throughout the industry and regulatory initiatives in this area, and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of its Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2014, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance. The Board observed that the performance of a number of the Funds was impacted by their respective allocations to global markets and currencies, as well as U.S. fixed income. These allocations, while consistent with the Funds’ longer term perspectives, were detrimental to short-term returns and comparisons to peers.

Franklin Corefolio Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation aggressive growth funds as selected by Lipper. The Lipper report showed the Fund’s 2014 total return to be in the second-highest performing quintile of such universe, and its total return on an annualized basis to be in the highest performing quintile of such universe for the previous three-, five- and 10-year periods. The Fund’s performance reflects those of the four underlying funds in which it invests in approximately equal allocations, and the Board has reviewed such performance and discussed with management the relative performance of such underlying funds. Based on such review and discussions, the Board believes the Fund’s investment strategy continues to be an appropriate one.

Franklin Founding Funds Allocation Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. This Fund seeks income as a secondary goal, and the Lipper report showed its income return for both the one-year period and each of the annualized three-, five- and 10-year periods to be in the highest quintile of such universe. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest performing quintile of its Lipper performance universe, and on an annualized basis for the previous three-year period to be in the second-highest performing quintile, for the previous five-year period to be in the middle performing quintile, and to be in the second-lowest performing quintile of such universe for the previous 10-year period. The Fund’s performance reflects that of the three underlying funds in which it invests in approximately equal allocations, and the Board was satisfied with such performance and believes such investment strategy continues to be an appropriate one in light of the Fund’s income objective.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each such fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that

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Board Review of Investment Management

Agreement (continued) expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratios of the Funds, including expenses of the underlying funds they invest in. The Lipper contractual investment management fee analysis includes the administrative fee and asset allocation advisory fee directly charged to the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Board noted that for Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund there is no investment advisory agreement or investment advisory fee, but only an administration agreement with FT Services, LLC. In the case of the Funds, the Lipper reports in each case showed both their contractual management fee rates as well as actual total expense ratios to be the least expensive within their respective expense groups. The Board was satisfied with the comparative expenses of these Funds as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2014, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by Fund growth, as well as increased leverage with the service providers and counterparties. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

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ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged by all or substantially all the underlying funds in which the Funds invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2015